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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2005

Date of reporting period: August 31, 2004

Item 1.	Reports to Stockholders

iShares®

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS | AUGUST 31, 2004

iSHARES LEHMAN 1-3 YEAR TREASURY BOND FUND	Electronic delivery of this document may be
iSHARES LEHMAN 7-10 YEAR TREASURY BOND FUND	available to you. See inside for details.
iSHARES LEHMAN 20+ YEAR TREASURY BOND FUND
iSHARES LEHMAN TIPS BOND FUND
iSHARES LEHMAN AGGREGATE BOND FUND
iSHARES GS $ INVESTOP™ CORPORATE BOND FUND

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

To Our Shareholders:

Bond markets traveled a bumpy road during the six months ended August 31, 2004, but generally finished the reporting period on positive ground. Underpinning the volatility was the perceived state of the U.S. economic recovery. Positive signs early in the period, including an improving employment outlook and healthy gross domestic product (GDP) growth, generally gave the impression of an economy in recovery and led to two interest rate increases by the Federal Reserve Board (the “Fed”). Bond yields generally moved higher, pushing prices lower (bond prices move inversely to yields). Later indications that the economic growth might be cooling led bond yields to reverse course, sending prices higher. The net effect was, in general, modest positive returns for most sectors of the bond market.

As market conditions change, we encourage you to talk with your financial adviser about what blend of investments or asset allocation can best help you meet your financial goals. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring market swings. Regardless of market conditions, a sound, disciplined investment plan is essential.

On behalf of the iShares® family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

Lee T. Kranefuss
President and Chairman of the Board of Trustees
iShares trust

SHAREHOLDER LETTER	1

Managers’ Discussion & Analysis

iSHARES® LEHMAN TREASURY BOND FUNDS

Performance as of 8/31/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 8/31/04			Inception to 8/31/04			Inception to 8/31/04
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Lehman 1-3 Year Treasury	1.96%	1.99%	2.09%	2.34%	2.37%	2.51%	5.01%	5.08%	5.36%
Lehman 7-10 Year Treasury	7.08%	7.29%	6.87%	6.05%	6.08%	5.88%	13.22%	13.28%	12.81%
Lehman 20+ Year Treasury	10.04%	10.34%	10.08%	7.93%	7.95%	8.03%	17.48%	17.53%	17.70%
Lehman TIPS	—	—	—	6.28%	6.39%	6.45%	6.28%	6.39%	6.45%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/22/02 for the three iShares Lehman Treasury Bond Funds and 12/4/03 for the iShares Lehman TIPS Bond Fund). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/26/02 for the three iShares Lehman Treasury Bond Funds and 12/5/03 for the iShares Lehman TIPS Bond Fund), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Lehman 1-3 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market, as defined by the Lehman Brothers 1-3 Year U.S. Treasury Index. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended August 31, 2004 (the “reporting period”), the Fund returned 0.19%, while the Index returned 0.26%.

The iShares Lehman 7-10 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market, as defined by the Lehman Brothers 7-10 Year U.S. Treasury Index. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the reporting period, the Fund returned 0.93%, while the Index returned 0.95%.

The iShares Lehman 20+ Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market, as defined by the Lehman Brothers 20+ Year U.S. Treasury Index. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the reporting period, the Fund returned 1.45%, while the Index returned 1.50%.

The iShares Lehman Tips Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market, as defined by the Lehman Brothers U.S. Treasury Inflation Notes Index. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the reporting period, the Fund returned 1.91%, while the Index returned 2.03%.

Treasury bonds posted modest gains during the reporting period. Although Treasury yields were slightly higher overall for the six-month period, there was a significant amount of interest-rate volatility along the way.

2	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Bonds began the reporting period on a positive note, with Treasury bond prices rising and yields falling amid disappointing job growth and terrorism concerns. In April, however, the government reported that the economy added more than 300,000 jobs in March, the largest monthly employment growth in four years. In addition, retail sales grew at their fastest rate in a year, the housing market remained strong, and gasoline prices rose to record highs. As a result, Treasury yields spiked higher in April and bond prices plummeted, producing the worst month in the Treasury market since July 2003.

As job growth remained healthy throughout the second quarter, Treasury yields continued to climb, reaching their highest levels in two years as the bond market priced in a series of interest rate increases by the Federal Reserve Board (the “Fed”). The Fed met the market’s expectations, raising short-term interest rates by a quarter-point in late June and again in mid-August. The Fed’s actions boosted the federal funds rate target from a 46-year low of 1.00% to 1.50%. In statements accompanying the rate hikes, the Fed repeated its intention to raise rates at a measured pace.

The Fed’s plan for gradual, well-scripted rate increases brought some measure of relief to the bond market during the latter half of the period. Bonds also benefited from signs of softness in the economy, including a slowdown in employment growth, weaker consumer spending, and a decline in manufacturing. Geopolitical uncertainty, exemplified by record high oil prices and continued violence in Iraq, lent further support to the bond market. Consequently, Treasury bonds rallied during the last two months of the reporting period.

Short-term Treasury yields, which are most sensitive to Fed rate changes, increased the most during the reporting period. Longer-term Treasury bonds, whose yields were largely unchanged, posted the best returns.

Treasury inflation-protected securities (“TIPS”) outpaced the rest of the Treasury market during the reporting period. The inflation rate, as measured by the consumer price index, picked up in the latter part of the reporting period, largely because of the sharp surge in energy prices. Higher inflation boosted investor demand for the inflation protection of TIPS.

MANAGERS’ DISCUSSION & ANALYSIS	3

Managers’ Discussion & Analysis

iSHARES® LEHMAN AGGREGATE BOND FUND

Performance as of 8/31/04

Total Returns
Inception to 8/31/04
NAV	MARKET	INDEX
4.46%	4.52%	4.75%

“Total returns” represent the total changes in value of an investment over the period indicated and are calculated from the inception date of the Fund (9/22/03).

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (9/26/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Lehman Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment-grade bond market, as defined by the Lehman Brothers U.S. Aggregate Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended August 31, 2004 (the “reporting period”), the Fund returned 0.97%, while the Index returned 1.15%.

U.S. bonds experienced some significant volatility during the reporting period, but the end result was modestly positive returns across the board. As the reporting period began, bonds rallied as a lackluster job market called into question the sustainability of the U.S. economic recovery. But employment growth rebounded sharply in the second quarter of 2004, sending bond prices lower and bond yields up to their highest levels in two years.

The resurgence in job growth during the second quarter set the stage for the Federal Reserve Board (the “Fed”) to begin raising short-term interest rates. The Fed increased its federal funds rate target from a 46-year low of 1.00% to 1.50% via two quarter-point rate hikes — one in late June, the other in mid-August. The Fed also reiterated that any further rate increases would likely occur at a gradual pace. The Fed’s actions, combined with evidence of moderating economic growth, contributed to a bond rally during the last two months of the reporting period.

Mortgage-backed securities posted the best returns in the domestic bond market during the reporting period. The overall rise in interest rates helped reduce the volume of mortgage-refinancing activity, which had been a drag on performance when rates were declining. In addition, investors were attracted to valuations in the mortgage-backed sector, which had lagged other segments of the market in recent years.

Corporate bonds also fared well during the reporting period, benefiting from healthy profit growth and stronger corporate balance sheets. Treasury and government agency bonds, which tend to have the greatest sensitivity to interest rate fluctuations, continued to lag the rest of the bond market.

4	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Managers’ Discussion & Analysis

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

Performance as of 8/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/04			Inception to 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.00%	8.58%	7.90%	8.72%	9.04%	8.81%	19.32%	20.06%	19.51%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/22/02). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/26/02), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares GS $ InvesTop™ Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment-grade corporate bond market, as defined by the GS $ InvesTop™ Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended August 31, 2004 (the “reporting period”), the Fund returned 0.94%, while the Index returned 0.91%.

Corporate bonds gained ground during the reporting period, mirroring the modest returns of the broader bond market. As the reporting period began, bonds rallied as a lackluster job market called into question the sustainability of the U.S. economic recovery. But employment growth rebounded sharply in the second quarter of 2004, sending bond prices lower and bond yields up to their highest levels in two years. In fact, April was the worst month for the corporate bond market since July 2003.

The resurgence in job growth during the second quarter set the stage for the Federal Reserve Board (the “Fed”) to begin raising short-term interest rates. The Fed increased its federal funds rate target from a 46-year low of 1.00% to 1.50% via two quarter-point rate hikes — one in late June, the other in mid-August. The Fed also reiterated that any further rate increases would likely occur at a gradual pace. The Fed’s actions, combined with evidence of moderating economic growth, contributed to a bond rally during the last two months of the reporting period.

Although every segment of the domestic bond market posted modestly positive results during the reporting period, corporate bonds were among the better performers. Many of the same factors that boosted corporate bonds in 2003 — demand from investors, healthy profit growth, and stronger corporate balance sheets — remained in place during the reporting period. Lower-rated corporate bonds, which typically benefit the most from an improving credit environment, tended to outperform higher-quality bonds.

MANAGERS’ DISCUSSION & ANALYSIS	5

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (March 1, 2004)	Ending Account Value (August 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (March 1 to August 31, 2004)
Lehman 1-3 Year Treasury
Actual	$1,000.00	$1,001.90	0.15%	$0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77
Lehman 7-10 Year Treasury
Actual	1,000.00	1,009.30	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77
Lehman 20+ Year Treasury
Actual	1,000.00	1,014.50	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77

6	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (March 1, 2004)	Ending Account Value (August 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (March 1 to August 31, 2004)
Lehman TIPS
Actual	$1,000.00	$1,019.10	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Lehman Aggregate
Actual	1,000.00	1,009.70	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
GS $ InvesTop™ Corporate
Actual	1,000.00	1,009.40	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2004

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.18%
U.S. Treasury Notes
1.88%, 12/31/05[1]	$458,200,000	$456,720,022
1.88%, 01/31/06[1]	141,288,000	140,742,625
2.00%, 05/15/06[1]	360,296,000	358,735,922
2.25%, 02/15/07[1]	43,616,000	43,290,624
2.63%, 11/15/06[1]	120,872,000	121,256,374
2.75%, 08/15/07	257,984,000	258,025,275
3.13%, 05/15/07[1]	222,024,000	224,666,108
5.75%, 11/15/05[1]	222,024,000	231,733,112
6.50%, 10/15/06	51,736,000	56,024,398

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,894,000,170)		1,891,194,460

SHORT-TERM INVESTMENTS – 45.80%

FLOATING RATE NOTES – 11.85%
Beta Finance Inc.
1.45%, 05/04/05[2,3]	3,819,255	3,818,742
1.52%, 10/12/04[2,3]	3,182,712	3,182,678
1.56%, 09/15/04[2,3]	6,365,425	6,365,401
1.64%, 03/15/05[2,3]	3,182,712	3,184,086
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	4,774,069	4,773,998
1.38%, 11/22/04[2]	1,591,356	1,591,383
1.40%, 10/29/04[2]	6,365,425	6,365,400
CC USA Inc.
1.45%, 05/04/05[2,3]	6,365,425	6,364,570
1.61%, 07/29/05[2,3]	6,365,425	6,363,688
Den Danske Bank NY
1.51%, 08/12/05[2]	6,365,425	6,363,620
1.56%, 08/26/05[2]	6,365,425	6,363,547
Depfa Bank PLC
1.27%, 06/15/05[2]	6,365,425	6,365,425
Dorada Finance Inc.
1.61%, 07/29/05[2,3]	5,283,303	5,281,862
Five Finance Inc.
1.42%, 04/29/05[2,3]	5,092,340	5,092,006
Gemini Securitization Corp.
1.53%, 09/09/04[2]	3,182,712	3,181,630
HBOS Treasury Services PLC
1.24%, 04/01/05[2]	4,073,872	4,073,635
1.58%, 04/22/05[2]	6,365,425	6,365,425
K2 USA LLC
1.45%, 06/10/05[2,3]	6,365,425	6,364,823
1.57%, 09/27/04[2,3]	6,874,659	6,874,586
1.61%, 07/25/05[2,3]	3,182,712	3,182,141
Links Finance LLC
1.55%, 04/15/05[2,3]	6,365,425	6,364,637
1.68%, 04/25/05[2]	6,365,425	6,368,107
Nationwide Building Society
1.59%, 07/28/05[2]	6,365,425	6,365,425
1.63%, 12/09/04[2,3]	5,283,303	5,259,620
Nordea Bank PLC
2.11%, 06/07/05[2]	6,365,425	6,364,459
Northern Rock PLC
1.56%, 01/13/05[2,3]	6,047,154	6,047,154
Permanent Financing PLC
1.52%, 03/10/05[2]	6,365,425	6,365,425
1.53%, 12/10/04[2]	3,182,712	3,182,712
1.55%, 06/10/05[2]	2,864,441	2,864,441
Sigma Finance Inc.
1.52%, 10/07/04[2]	6,365,425	6,365,300
1.57%, 11/15/04[2]	6,365,425	6,365,325
1.59%, 09/15/05[2]	4,774,069	4,774,495
Tango Finance Corp.
1.52%, 04/07/05[2,3]	2,336,111	2,335,971
1.56%, 01/18/05[2,3]	2,800,787	2,800,679
1.59%, 07/25/05[2,3]	6,365,425	6,364,853
1.66%, 05/17/05[2,3]	5,283,303	5,283,116
1.70%, 02/25/05[2,3]	3,564,638	3,564,293
WhistleJacket Capital LLC
1.26%, 10/20/04[2]	1,576,716	1,574,012
1.48%, 06/15/05[2,3]	3,182,712	3,182,139
1.56%, 09/15/04[2,3]	3,182,712	3,182,688
1.56%, 07/15/05[2,3]	4,774,069	4,773,226
White Pine Finance LLC
1.46%, 07/05/05[2]	3,182,712	3,182,126
1.55%, 04/15/05[2,3]	4,774,069	4,773,478
1.55%, 07/11/05[2]	1,591,356	1,591,202
1.56%, 11/15/04[2,3]	3,819,255	3,819,255
1.57%, 06/15/05[2,3]	2,609,824	2,609,824
1.58%, 03/29/05[2]	2,737,133	2,736,779

8	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2004

Security	Shares or Principal	Value
1.58%, 08/26/05[2,3]	$3,182,712	$3,182,086
1.68%, 05/20/05[2]	2,864,441	2,864,236

		226,025,709

MONEY MARKET FUNDS – 9.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,4]	95,382,888	95,382,888
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,4]	70,019,674	70,019,674
BlackRock Temp Cash Money Market Fund[2]	3,213,366	3,213,366
Short-Term Investment Co. Prime Money Market Portfolio, Institutional Shares[2]	4,278,829	4,278,829

		172,894,757

COMMERCIAL PAPER – 8.49%
Alpine Securitization Corp.
1.50%, 09/08/04[2]	$3,182,712	3,181,784
1.51%, 09/02/04[2]	2,864,441	2,864,321
1.54%, 09/14/04[2]	3,182,712	3,180,943
Amsterdam Funding Corp.
1.49%, 09/08/04[2]	1,273,085	1,272,716
1.53%, 09/16/04[2]	3,131,662	3,129,665
1.54%, 09/15/04[2]	3,182,712	3,180,806
1.54%, 09/22/04[2]	1,591,356	1,589,927
Barton Capital Corp.
1.53%, 09/08/04[2]	3,182,712	3,181,766
1.53%, 09/09/04[2]	7,434,243	7,431,716
1.53%, 09/13/04[2]	4,582,851	4,580,514
1.53%, 09/14/04[2]	1,591,356	1,590,478
1.54%, 09/17/04[2]	1,909,627	1,908,320
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[2]	3,182,712	3,181,778
1.53%, 09/15/04[2]	1,273,085	1,272,328
Cantabric Finance LLC
1.55%, 09/17/04[2]	1,273,085	1,272,208
Corporate Asset Funding
1.42%, 09/03/04[2]	1,909,627	1,909,477
CRC Funding LLC
1.42%, 09/03/04[2]	3,182,712	3,182,461

Security	Principal	Value
Delaware Funding Corp.
1.50%, 09/09/04[2]	3,182,712	3,181,652
1.53%, 09/10/04[2]	5,092,340	5,090,392
1.53%, 09/20/04[2]	2,164,244	2,162,490
Edison Asset Securitization
1.07%, 09/21/04[2]	3,182,712	3,180,821
1.45%, 11/09/04[2]	6,365,425	6,347,734
1.52%, 09/08/04[2]	6,365,425	6,363,544
1.59%, 12/02/04[2]	6,365,425	6,339,560
Falcon Asset Securitization Corp.
1.48%, 09/03/04[2]	1,909,627	1,909,470
1.53%, 09/07/04[2]	3,182,712	3,181,901
1.53%, 09/17/04[2]	1,909,627	1,908,329
1.53%, 09/21/04[2]	1,591,356	1,590,004
1.53%, 09/22/04[2]	3,182,712	3,179,872
1.54%, 09/14/04[2]	4,774,069	4,771,418
Ford Credit Auto Receivables
1.85%, 01/14/05[2]	3,182,712	3,160,632
GIRO Funding US Corp.
1.54%, 09/09/04[2]	3,182,712	3,181,627
1.55%, 10/15/04[2]	4,174,127	4,166,220
Grampian Funding LLC
1.26%, 10/22/04[2]	6,365,425	6,354,108
1.44%, 10/27/04[2]	6,365,425	6,351,166
1.59%, 11/30/04[2]	3,182,712	3,170,061
Jupiter Securitization Corp.
1.47%, 09/02/04[2]	1,591,356	1,591,291
1.53%, 09/20/04[2]	1,591,356	1,590,071
1.53%, 09/23/04[2]	2,227,899	2,225,816
1.54%, 09/15/04[2]	3,819,255	3,816,968
Preferred Receivables Funding Corp.
1.47%, 09/01/04[2]	4,436,065	4,436,065
1.51%, 09/08/04[2]	2,546,170	2,545,422
1.52%, 09/09/04[2]	1,591,356	1,590,819
1.53%, 09/21/04[2]	3,182,712	3,180,007
Receivables Capital Corp.
1.54%, 09/14/04[2]	1,909,627	1,908,566
Scaldis Capital LLC
1.48%, 09/01/04[2]	3,500,984	3,500,984
Sydney Capital Corp.
1.25%, 10/22/04[2]	2,118,413	2,114,662

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)(Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2004

Security	Principal	Value
1.55%, 09/16/04[2]	$1,909,627	$1,908,394
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[2]	2,546,170	2,544,646
1.54%, 09/23/04[2]	1,591,356	1,589,859
Windmill Funding Corp.
1.52%, 09/09/04[2]	1,591,356	1,590,819
1.52%, 09/10/04[2]	2,227,899	2,227,052

		161,863,650

TIME DEPOSITS – 7.46%
Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	6,365,425	6,365,425
1.33%, 02/10/05[2]	3,182,712	3,182,500
1.39%, 02/02/05[2]	3,182,712	3,182,511
1.39%, 04/08/05[2]	4,455,797	4,455,397
1.40%, 10/25/04[2]	6,365,425	6,365,284
Bank of New York
1.39%, 11/01/04[2]	6,365,425	6,365,319
1.60%, 12/03/04[2]	1,591,356	1,591,151
Bank of Nova Scotia
1.13%, 10/06/04[2]	6,365,425	6,365,425
1.24%, 10/07/04[2]	4,774,069	4,774,022
1.42%, 10/29/04[2]	4,774,069	4,774,125
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	6,365,425	6,365,534
1.49%, 08/09/05[2]	6,365,425	6,363,636
1.54%, 06/23/05[2]	6,365,425	6,363,882
1.56%, 06/10/05[2]	3,182,712	3,183,483
Norddeutsche Landesbank
1.59%, 07/27/05[2]	6,365,425	6,363,406
Prudential Funding LLC
1.60%, 12/01/04[2]	3,182,712	3,169,840
SouthTrust Bank
1.55%, 09/01/04[2]	12,730,850	12,730,850
Toronto-Dominion Bank
1.22%, 03/23/05[2]	11,139,494	11,138,408
1.34%, 02/10/05[2]	2,546,170	2,546,000
1.41%, 11/01/04[2]	4,774,069	4,773,989
1.53%, 09/13/04[2]	3,182,712	3,182,712
1.77%, 05/10/05[2]	3,182,712	3,182,494
1.90%, 05/11/05[2]	3,182,712	3,182,494
UBS Finance (Delaware)
1.10%, 09/08/04[2]	6,365,425	6,364,063
1.11%, 12/17/04[2]	9,548,137	9,516,636
1.14%, 09/29/04[2]	6,365,425	6,359,806

		142,208,392

REPURCHASE AGREEMENTS – 6.68%
Banc of America Securities LLC
1.59%, 09/01/04[2,5]	19,096,275	19,096,275
Bank of America, N.A.
1.59%, 09/01/04[2,5]	36,601,194	36,601,194
Goldman Sachs & Co.
1.59%, 09/01/04[2,5]	31,827,125	31,827,125
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 8/31/04, due 9/1/04, with a maturity value of $1,619,402 and an effective yield of 1.30%	1,619,343	1,619,343
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[2,5]	6,365,425	6,365,425
1.59%, 09/01/04[2,5]	31,827,125	31,827,125

		127,336,487

U.S. GOVERNMENT AGENCY NOTES – 1.21%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[2]	4,455,797	4,464,618
1.80%, 01/18/05[2]	2,959,923	2,939,351
1.80%, 01/19/05[2]	3,182,712	3,160,433
2.06%, 05/31/05[2]	3,173,355	3,123,964
Federal National Mortgage Association
2.33%, 07/22/05[2]	9,548,137	9,348,343

		23,036,709

MEDIUM-TERM NOTES – 1.05%
CC USA Inc.
1.29%, 04/15/05[2,3]	6,365,425	6,365,031
1.51%, 02/15/05[2,3]	4,137,526	4,140,469
Dorada Finance Inc.
1.48%, 01/18/05[2,3]	4,774,069	4,773,979
K2 USA LLC
1.46%, 01/12/05[2,3]	3,182,712	3,182,597

10	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2004

Security	Principal	Value
WhistleJacket Capital LLC
1.32%, 02/04/05[2,3]	$1,591,356	$1,591,221

		20,053,297

TOTAL SHORT-TERM INVESTMENTS (Cost: $873,419,001)		873,419,001

TOTAL INVESTMENTS IN SECURITIES – 144.98% (Cost: $2,767,419,171)		2,764,613,461

Other Assets, Less Liabilities – (44.98%)		(857,738,753)

NET ASSETS – 100.00%		$1,906,874,708

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[3]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

INDUSTRY DIVERSIFICATION

Industry	% of Net Assets	Value
U.S.Government Obligations	99.18%	$1,891,194,460
Short-Term and Other Net Assets	0.82	15,680,248

TOTAL	100.00%	$1,906,874,708

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

August 31, 2004

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.11%

U.S. Treasury Notes
3.63%, 05/15/13[1]	$65,232,000	$63,530,748
4.25%, 11/15/13	119,376,000	120,832,388
4.38%, 08/15/12[1]	111,096,000	114,492,212
4.75%, 05/15/14[1]	12,312,000	12,919,105
4.88%, 02/15/12[1]	281,808,000	300,353,768

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $613,280,043)		612,128,221

SHORT-TERM INVESTMENTS – 32.97%

FLOATING RATE NOTES – 8.17%
Beta Finance Inc.
1.45%, 05/04/05[2,3]	852,646	852,531
1.52%, 10/12/04[2,3]	710,539	710,530
1.56%, 09/15/04[2,3]	1,421,077	1,421,071
1.64%, 03/15/05[2,3]	710,539	710,843
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	1,065,808	1,065,791
1.38%, 11/22/04[2]	355,269	355,274
1.40%, 10/29/04[2]	1,421,077	1,421,070
CC USA Inc.
1.45%, 05/04/05[2,3]	1,421,077	1,420,886
1.61%, 07/29/05[2,3]	1,421,077	1,420,690
Den Danske Bank NY
1.51%, 08/12/05[2]	1,421,077	1,420,674
1.56%, 08/26/05[2]	1,421,077	1,420,658
Depfa Bank PLC
1.27%, 06/15/05[2]	1,421,077	1,421,077
Dorada Finance Inc.
1.61%, 07/29/05[2,3]	1,179,494	1,179,173
Five Finance Inc.
1.42%, 04/29/05[2,3]	1,136,862	1,136,788
Gemini Securitization Corp.
1.53%, 09/09/04[2]	710,539	710,297
HBOS Treasury Services PLC
1.24%, 04/01/05[2]	909,489	909,437
1.58%, 04/22/05[2]	1,421,077	1,421,077
K2 USA LLC
1.45%, 06/10/05[2,3]	1,421,077	1,420,943
1.57%, 09/27/04[2,3]	1,534,763	1,534,747
1.61%, 07/25/05[2,3]	710,539	710,411
Links Finance LLC
1.55%, 04/15/05[2,3]	1,421,077	1,420,901
1.68%, 04/25/05[2]	1,421,077	1,421,676
Nationwide Building Society
1.59%, 07/28/05[2]	1,421,077	1,421,077
1.63%, 12/09/04[2,3]	1,179,494	1,174,207
Nordea Bank PLC
2.11%, 06/07/05[2]	1,421,077	1,420,862
Northern Rock PLC
1.56%, 01/13/05[2,3]	1,350,023	1,350,023
Permanent Financing PLC
1.52%, 03/10/05[2]	1,421,077	1,421,077
1.53%, 12/10/04[2]	710,539	710,539
1.55%, 06/10/05[2]	639,485	639,485
Sigma Finance Inc.
1.52%, 10/07/04[2]	1,421,077	1,421,049
1.57%, 11/15/04[2]	1,421,077	1,421,055
1.59%, 09/15/05[2]	1,065,808	1,065,903
Tango Finance Corp.
1.52%, 04/07/05[2,3]	521,535	521,504
1.56%, 01/18/05[2,3]	625,274	625,250
1.59%, 07/25/05[2,3]	1,421,077	1,420,950
1.66%, 05/17/05[2,3]	1,179,494	1,179,452
1.70%, 02/25/05[2,3]	795,803	795,726
WhistleJacket Capital LLC
1.26%, 10/20/04[2]	352,001	351,397
1.48%, 06/15/05[2,3]	710,539	710,411
1.56%, 09/15/04[2,3]	710,539	710,533
1.56%, 07/15/05[2,3]	1,065,808	1,065,620
White Pine Finance LLC
1.46%, 07/05/05[2]	710,539	710,408
1.55%, 04/15/05[2,3]	1,065,808	1,065,676
1.55%, 07/11/05[2]	355,269	355,235
1.56%, 11/15/04[2,3]	852,646	852,646
1.57%, 06/15/05[2,3]	582,642	582,642
1.58%, 03/29/05[2]	611,063	610,984
1.58%, 08/26/05[2,3]	710,539	710,399
1.68%, 05/20/05[2]	639,485	639,440

		50,460,095

12	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

August 31, 2004

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 6.25%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,4]	21,294,171	$21,294,171
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,4]	15,631,849	15,631,849
BlackRock Temp Cash Money Market Fund[2]	717,383	717,383
Short-Term Investment Co. Prime Money Market Portfolio, Institutional Shares[2]	955,246	955,246

		38,598,649

REPURCHASE AGREEMENTS – 6.01%
Banc of America Securities LLC
1.59%, 09/01/04[2,5]	$4,263,232	4,263,232
Bank of America, N.A.
1.59%, 09/01/04[2,5]	8,171,194	8,171,194
Goldman Sachs & Co.
1.59%, 09/01/04[2,5]	7,105,386	7,105,386
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 8/31/04, due 9/1/04, with a maturity value of $9,063,224 and an effective yield of 1.30%	9,062,897	9,062,897
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[2,5]	1,421,077	1,421,077
1.59%, 09/01/04[2,5]	7,105,386	7,105,386

		37,129,172

COMMERCIAL PAPER – 5.85%
Alpine Securitization Corp.
1.50%, 09/08/04[2]	710,539	710,331
1.51%, 09/02/04[2]	639,485	639,458
1.54%, 09/14/04[2]	710,539	710,143
Amsterdam Funding Corp.
1.49%, 09/08/04[2]	284,215	284,133
1.53%, 09/16/04[2]	699,142	698,696
1.54%, 09/15/04[2]	710,539	710,113
1.54%, 09/22/04[2]	355,269	354,950

Security	Principal	Value
Barton Capital Corp.
1.53%, 09/08/04[2]	710,539	710,327
1.53%, 09/09/04[2]	1,659,690	1,659,126
1.53%, 09/13/04[2]	1,023,119	1,022,597
1.53%, 09/14/04[2]	355,269	355,073
1.54%, 09/17/04[2]	426,323	426,031
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[2]	710,539	710,330
1.53%, 09/15/04[2]	284,215	284,046
Cantabric Finance LLC
1.55%, 09/17/04[2]	284,215	284,020
Corporate Asset Funding
1.42%, 09/03/04[2]	426,323	426,290
CRC Funding LLC
1.42%, 09/03/04[2]	710,539	710,483
Delaware Funding Corp.
1.50%, 09/09/04[2]	710,539	710,302
1.53%, 09/10/04[2]	1,136,862	1,136,427
1.53%, 09/20/04[2]	483,166	482,776
Edison Asset Securitization
1.07%, 09/21/04[2]	710,539	710,116
1.45%, 11/09/04[2]	1,421,077	1,417,128
1.52%, 09/08/04[2]	1,421,077	1,420,657
1.59%, 12/02/04[2]	1,421,077	1,415,303
Falcon Asset Securitization Corp.
1.48%, 09/03/04[2]	426,323	426,289
1.53%, 09/07/04[2]	710,539	710,358
1.53%, 09/17/04[2]	426,323	426,033
1.53%, 09/21/04[2]	355,269	354,967
1.53%, 09/22/04[2]	710,539	709,904
1.54%, 09/14/04[2]	1,065,808	1,065,216
Ford Credit Auto Receivables
1.85%, 01/14/05[2]	710,539	705,609
GIRO Funding US Corp.
1.54%, 09/09/04[2]	710,539	710,296
1.55%, 10/15/04[2]	931,871	930,106
Grampian Funding LLC
1.26%, 10/22/04[2]	1,421,077	1,418,551
1.44%, 10/27/04[2]	1,421,077	1,417,894
1.59%, 11/30/04[2]	710,539	707,715

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

August 31, 2004

Security	Principal	Value
Jupiter Securitization Corp.
1.47%, 09/02/04[2]	$355,269	$355,255
1.53%, 09/20/04[2]	355,269	354,982
1.53%, 09/23/04[2]	497,377	496,912
1.54%, 09/15/04[2]	852,646	852,136
Preferred Receivables Funding Corp.
1.47%, 09/01/04[2]	990,349	990,349
1.51%, 09/08/04[2]	568,431	568,264
1.52%, 09/09/04[2]	355,269	355,149
1.53%, 09/21/04[2]	710,539	709,935
Receivables Capital Corp.
1.54%, 09/14/04[2]	426,323	426,086
Scaldis Capital LLC
1.48%, 09/01/04[2]	781,592	781,592
Sydney Capital Corp.
1.25%, 10/22/04[2]	472,934	472,097
1.55%, 09/16/04[2]	426,323	426,048
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[2]	568,431	568,090
1.54%, 09/23/04[2]	355,269	354,935
Windmill Funding Corp.
1.52%, 09/09/04[2]	355,269	355,149
1.52%, 09/10/04[2]	497,377	497,188

		36,135,961

TIME DEPOSITS – 5.14%
Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	1,421,077	1,421,077
1.33%, 02/10/05[2]	710,539	710,491
1.39%, 02/02/05[2]	710,539	710,494
1.39%, 04/08/05[2]	994,754	994,665
1.40%, 10/25/04[2]	1,421,077	1,421,046
Bank of New York
1.39%, 11/01/04[2]	1,421,077	1,421,053
1.60%, 12/03/04[2]	355,269	355,223
Bank of Nova Scotia
1.13%, 10/06/04[2]	1,421,077	1,421,077
1.24%, 10/07/04[2]	1,065,808	1,065,797
1.42%, 10/29/04[2]	1,065,808	1,065,821
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	1,421,077	1,421,102
1.49%, 08/09/05[2]	1,421,077	1,420,678
1.54%, 06/23/05[2]	1,421,077	1,420,733
1.56%, 06/10/05[2]	710,539	710,711
Norddeutsche Landesbank
1.59%, 07/27/05[2]	1,421,077	1,420,626
Prudential Funding LLC
1.60%, 12/01/04[2]	710,539	707,665
SouthTrust Bank
1.55%, 09/01/04[2]	2,842,154	2,842,154
Toronto-Dominion Bank
1.22%, 03/23/05[2]	2,486,885	2,486,643
1.34%, 02/10/05[2]	568,431	568,393
1.41%, 11/01/04[2]	1,065,808	1,065,790
1.53%, 09/13/04[2]	710,539	710,539
1.77%, 05/10/05[2]	710,539	710,490
1.90%, 05/11/05[2]	710,539	710,490
UBS Finance (Delaware)
1.10%, 09/08/04[2]	1,421,077	1,420,773
1.11%, 12/17/04[2]	2,131,616	2,124,583
1.14%, 09/29/04[2]	1,421,077	1,419,823

		31,747,937

U.S. GOVERNMENT AGENCY NOTES – 0.83%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[2]	994,754	996,724
1.80%, 01/18/05[2]	660,801	656,208
1.80%, 01/19/05[2]	710,539	705,565
2.06%, 05/31/05[2]	708,450	697,423
Federal National Mortgage Association
2.33%, 07/22/05[2]	2,131,616	2,087,012

		5,142,932

MEDIUM-TERM NOTES – 0.72%
CC USA Inc.
1.29%, 04/15/05[2,3]	1,421,077	1,420,990
1.51%, 02/15/05[2,3]	923,700	924,357
Dorada Finance Inc.
1.48%, 01/18/05[2,3]	1,065,808	1,065,788
K2 USA LLC
1.46%, 01/12/05[2,3]	710,539	710,513

14	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

August 31, 2004

Security	Principal	Value
WhistleJacket Capital LLC
1.32%, 02/04/05[2,3]	$355,269	$355,239

		4,476,887

TOTAL SHORT-TERM INVESTMENTS (Cost: $203,691,633)		203,691,633

TOTAL INVESTMENTS IN SECURITIES – 132.08% (Cost: $816,971,676)		815,819,854

Other Assets, Less Liabilities – (32.08%)		(198,167,866)

NET ASSETS – 100.00%		$617,651,988

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[3]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

INDUSTRY DIVERSIFICATION

Industry	% of Net Assets	Value
U.S. Government Obligations	99.11%	$612,128,221
Short-Term and Other Net Assets	0.89	5,523,767

TOTAL	100.00%	$617,651,988

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2004

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.77%
U.S. Treasury Bonds
5.25%, 11/15/28	$19,236,000	$19,861,364
5.25%, 02/15/29	22,932,000	23,697,697
5.38%, 02/15/31[1]	30,072,000	32,008,037
5.50%, 08/15/28	17,892,000	19,093,806
6.00%, 02/15/26[1]	18,900,000	21,412,944
6.13%, 11/15/27[1]	39,060,000	45,031,103
6.13%, 08/15/29	18,522,000	21,444,956
6.25%, 05/15/30[1]	30,492,000	35,948,852
6.38%, 08/15/27	13,356,000	15,843,555
6.50%, 11/15/26[1]	21,000,000	25,229,608
6.63%, 02/15/27	18,858,000	22,990,354
6.75%, 08/15/26[1]	12,852,000	15,867,722
6.88%, 08/15/25[1]	21,000,000	26,208,420
7.50%, 11/15/24	15,372,000	20,399,873
7.63%, 02/15/25[1]	14,112,000	18,971,891

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $376,643,983)		364,010,182

SHORT-TERM INVESTMENTS – 40.84%

FLOATING RATE NOTES – 10.14%
Beta Finance Inc.
1.45%, 05/04/05[2,3]	631,598	631,513
1.52%, 10/12/04[2,3]	526,332	526,326
1.56%, 09/15/04[2,3]	1,052,663	1,052,659
1.64%, 03/15/05[2,3]	526,332	526,559
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	789,497	789,486
1.38%, 11/22/04[2]	263,166	263,170
1.40%, 10/29/04[2]	1,052,663	1,052,659
CC USA Inc.
1.45%, 05/04/05[2,3]	1,052,663	1,052,522
1.61%, 07/29/05[2,3]	1,052,663	1,052,376
Den Danske Bank NY
1.51%, 08/12/05[2]	1,052,663	1,052,365
1.56%, 08/26/05[2]	1,052,663	1,052,353
Depfa Bank PLC
1.27%, 06/15/05[2]	1,052,663	1,052,663
Dorada Finance Inc.
1.61%, 07/29/05[2,3]	873,710	873,472
Five Finance Inc.
1.42%, 04/29/05[2,3]	$842,131	$842,075
Gemini Securitization Corp.
1.53%, 09/09/04[2]	526,332	526,153
HBOS Treasury Services PLC
1.24%, 04/01/05[2]	673,704	673,665
1.58%, 04/22/05[2]	1,052,663	1,052,663
K2 USA LLC
1.45%, 06/10/05[2,3]	1,052,663	1,052,564
1.57%, 09/27/04[2,3]	1,136,876	1,136,864
1.61%, 07/25/05[2,3]	526,332	526,237
Links Finance LLC
1.55%, 04/15/05[2,3]	1,052,663	1,052,533
1.68%, 04/25/05[2]	1,052,663	1,053,107
Nationwide Building Society
1.59%, 07/28/05[2]	1,052,663	1,052,663
1.63%, 12/09/04[2,3]	873,710	869,794
Nordea Bank PLC
2.11%, 06/07/05[2]	1,052,663	1,052,504
Northern Rock PLC
1.56%, 01/13/05[2,3]	1,000,030	1,000,030
Permanent Financing PLC
1.52%, 03/10/05[2]	1,052,663	1,052,663
1.53%, 12/10/04[2]	526,332	526,332
1.55%, 06/10/05[2]	473,698	473,698
Sigma Finance Inc.
1.52%, 10/07/04[2]	1,052,663	1,052,643
1.57%, 11/15/04[2]	1,052,663	1,052,647
1.59%, 09/15/05[2]	789,497	789,568
Tango Finance Corp.
1.52%, 04/07/05[2,3]	386,327	386,304
1.56%, 01/18/05[2,3]	463,172	463,154
1.59%, 07/25/05[2,3]	1,052,663	1,052,569
1.66%, 05/17/05[2,3]	873,710	873,680
1.70%, 02/25/05[2,3]	589,491	589,434
WhistleJacket Capital LLC
1.26%, 10/20/04[2]	260,745	260,298
1.48%, 06/15/05[2,3]	526,332	526,237
1.56%, 09/15/04[2,3]	526,332	526,328
1.56%, 07/15/05[2,3]	789,497	789,358

16	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2004

Security	Shares or Principal	Value
White Pine Finance LLC
1.46%, 07/05/05[2]	$526,332	$526,235
1.55%, 04/15/05[2,3]	789,497	789,400
1.55%, 07/11/05[2]	263,166	263,140
1.56%, 11/15/04[2,3]	631,598	631,598
1.57%, 06/15/05[2,3]	431,592	431,592
1.58%, 03/29/05[2]	452,645	452,587
1.58%, 08/26/05[2,3]	526,332	526,228
1.68%, 05/20/05[2]	473,698	473,665

		37,378,333

MONEY MARKET FUNDS – 7.76%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,4]	15,773,661	15,773,661
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,4]	11,579,295	11,579,295
BlackRock Temp Cash Money Market Fund[2]	531,401	531,401
Short-Term Investment Co. Prime Money Market Portfolio, Institutional Shares[2]	707,599	707,599

		28,591,956

REPURCHASE AGREEMENTS – 7.36%
Banc of America Securities LLC
1.59%, 09/01/04[2,5]	$3,157,990	3,157,990
Bank of America, N.A.
1.59%, 09/01/04[2,5]	6,052,813	6,052,813
Goldman Sachs & Co.
1.59%, 09/01/04[2,5]	5,263,316	5,263,316
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 8/31/04, due 9/1/04 with a maturity value of $6,333,769 and an effective yield of 1.30%	6,333,540	6,333,540
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[2,5]	1,052,663	1,052,663
1.59%, 09/01/04[2,5]	5,263,316	5,263,316

		27,123,638

Security	Principal	Value
COMMERCIAL PAPER – 7.26%
Alpine Securitization Corp.
1.50%, 09/08/04[2]	$526,332	$526,178
1.51%, 09/02/04[2]	473,698	473,679
1.54%, 09/14/04[2]	526,332	526,039
Amsterdam Funding Corp.
1.49%, 09/08/04[2]	210,533	210,472
1.53%, 09/16/04[2]	517,889	517,559
1.54%, 09/15/04[2]	526,332	526,016
1.54%, 09/22/04[2]	263,166	262,929
Barton Capital Corp.
1.53%, 09/08/04[2]	526,332	526,175
1.53%, 09/09/04[2]	1,229,416	1,228,998
1.53%, 09/13/04[2]	757,875	757,489
1.53%, 09/14/04[2]	263,166	263,020
1.54%, 09/17/04[2]	315,799	315,583
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[2]	526,332	526,177
1.53%, 09/15/04[2]	210,533	210,407
Cantabric Finance LLC
1.55%, 09/17/04[2]	210,533	210,388
Corporate Asset Funding
1.42%, 09/03/04[2]	315,799	315,774
CRC Funding LLC
1.42%, 09/03/04[2]	526,332	526,290
Delaware Funding Corp.
1.50%, 09/09/04[2]	526,332	526,156
1.53%, 09/10/04[2]	842,131	841,808
1.53%, 09/20/04[2]	357,905	357,616
Edison Asset Securitization
1.07%, 09/21/04[2]	526,332	526,019
1.45%, 11/09/04[2]	1,052,663	1,049,738
1.52%, 09/08/04[2]	1,052,663	1,052,352
1.59%, 12/02/04[2]	1,052,663	1,048,386
Falcon Asset Securitization Corp.
1.48%, 09/03/04[2]	315,799	315,773
1.53%, 09/07/04[2]	526,332	526,197
1.53%, 09/17/04[2]	315,799	315,584
1.53%, 09/21/04[2]	263,166	262,942
1.53%, 09/22/04[2]	526,332	525,862
1.54%, 09/14/04[2]	789,497	789,059

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2004

Security	Principal	Value
Ford Credit Auto Receivables
1.85%, 01/14/05[2]	$526,332	$522,680
GIRO Funding US Corp.
1.54%, 09/09/04[2]	526,332	526,152
1.55%, 10/15/04[2]	690,284	688,977
Grampian Funding LLC
1.26%, 10/22/04[2]	1,052,663	1,050,792
1.44%, 10/27/04[2]	1,052,663	1,050,305
1.59%, 11/30/04[2]	526,332	524,239
Jupiter Securitization Corp.
1.47%, 09/02/04[2]	263,166	263,155
1.53%, 09/20/04[2]	263,166	262,953
1.53%, 09/23/04[2]	368,432	368,088
1.54%, 09/15/04[2]	631,598	631,220
Preferred Receivables Funding Corp.
1.47%, 09/01/04[2]	733,601	733,601
1.51%, 09/08/04[2]	421,065	420,942
1.52%, 09/09/04[2]	263,166	263,077
1.53%, 09/21/04[2]	526,332	525,884
Receivables Capital Corp.
1.54%, 09/14/04[2]	315,799	315,623
Scaldis Capital LLC
1.48%, 09/01/04[2]	578,965	578,965
Sydney Capital Corp.
1.25%, 10/22/04[2]	350,326	349,706
1.55%, 09/16/04[2]	315,799	315,595
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[2]	421,065	420,813
1.54%, 09/23/04[2]	263,166	262,918
Windmill Funding Corp.
1.52%, 09/09/04[2]	263,166	263,077
1.52%, 09/10/04[2]	368,432	368,292

		26,767,719

TIME DEPOSITS – 6.38%
Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	1,052,663	1,052,663
1.33%, 02/10/05[2]	526,332	526,297
1.39%, 02/02/05[2]	526,332	526,299
1.39%, 04/08/05[2]	736,864	736,798
1.40%, 10/25/04[2]	1,052,663	1,052,640
Bank of New York
1.39%, 11/01/04[2]	1,052,663	1,052,646
1.60%, 12/03/04[2]	263,166	263,132
Bank of Nova Scotia
1.13%, 10/06/04[2]	1,052,663	1,052,663
1.24%, 10/07/04[2]	789,497	789,490
1.42%, 10/29/04[2]	789,497	789,507
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	1,052,663	1,052,681
1.49%, 08/09/05[2]	1,052,663	1,052,367
1.54%, 06/23/05[2]	1,052,663	1,052,408
1.56%, 06/10/05[2]	526,332	526,459
Norddeutsche Landesbank
1.59%, 07/27/05[2]	1,052,663	1,052,329
Prudential Funding LLC
1.60%, 12/01/04[2]	526,332	524,203
SouthTrust Bank
1.55%, 09/01/04[2]	2,105,326	2,105,326
Toronto-Dominion Bank
1.22%, 03/23/05[2]	1,842,161	1,841,981
1.34%, 02/10/05[2]	421,065	421,037
1.41%, 11/01/04[2]	789,497	789,484
1.53%, 09/13/04[2]	526,332	526,332
1.77%, 05/10/05[2]	526,332	526,296
1.90%, 05/11/05[2]	526,332	526,295
UBS Finance (Delaware)
1.10%, 09/08/04[2]	1,052,663	1,052,438
1.11%, 12/17/04[2]	1,578,995	1,573,785
1.14%, 09/29/04[2]	1,052,663	1,051,734

		23,517,290

U.S. GOVERNMENT AGENCY NOTES – 1.04%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[2]	736,864	738,323
1.80%, 01/18/05[2]	489,488	486,086
1.80%, 01/19/05[2]	526,332	522,647
2.06%, 05/31/05[2]	524,784	516,616
Federal National Mortgage Association
2.33%, 07/22/05[2]	1,578,995	1,545,954

		3,809,626

18	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2004

Security	Principal	Value
MEDIUM-TERM NOTES – 0.90%
CC USA Inc.
1.29%, 04/15/05[2,3]	$1,052,663	$1,052,598
1.51%, 02/15/05[2,3]	684,231	684,718
Dorada Finance Inc.
1.48%, 01/18/05[2,3]	789,497	789,483
K2 USA LLC
1.46%, 01/12/05[2,3]	526,332	526,312
WhistleJacket Capital LLC
1.32%, 02/04/05[2,3]	263,166	263,143

		3,316,254

TOTAL SHORT-TERM INVESTMENTS (Cost: $150,504,816)		150,504,816

TOTAL INVESTMENTS IN SECURITIES – 139.61% (Cost: $527,148,799)		514,514,998

Other Assets, Less Liabilities – (39.61%)		(145,988,120)

NET ASSETS – 100.00%		$368,526,878

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[3]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

INDUSTRY DIVERSIFICATION

Industry	% of Net Assets	Value
U.S. Government Obligations	98.77%	$364,010,182
Short-Term and Other Net Assets	1.23	4,516,696

TOTAL	100.00%	$368,526,878

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® LEHMAN TIPS BOND FUND

August 31, 2004

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.02%

U.S. Treasury Inflation Index Bonds
1.88%, 07/15/13	$95,112,032	$96,531,104
2.00%, 01/15/14	101,500,131	103,783,884
2.00%, 07/15/14	46,620,952	47,589,736
2.38%, 01/15/25	51,169,338	53,098,934
3.00%, 07/15/12	107,407,624	118,685,425
3.38%, 01/15/07	91,723,047	98,329,858
3.38%, 01/15/12	30,902,047	34,948,361
3.38%, 04/15/32	24,754,582	31,275,929
3.50%, 01/15/11	58,127,706	65,774,987
3.63%, 01/15/08	93,799,224	103,090,975
3.63%, 04/15/28	89,716,548	113,425,043
3.88%, 01/15/09	85,212,925	95,951,459
3.88%, 04/15/29	103,392,656	136,679,922
4.25%, 01/15/10	58,857,566	68,436,635

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,151,141,638)		1,167,602,252

SHORT-TERM INVESTMENTS – 0.04%

REPURCHASE AGREEMENTS – 0.04%
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 8/31/04, due 9/1/04, with a maturity value of $451,598 and an effective yield of 1.30%.	451,581	451,581

		451,581

TOTAL SHORT-TERM INVESTMENTS (Cost: $451,581)		451,581

TOTAL INVESTMENTS IN SECURITIES – 99.06% (Cost: $1,151,593,219)		1,168,053,833

Other Assets, Less Liabilities – 0.94%		11,061,388

NET ASSETS 100.00%		$1,179,115,221

INDUSTRY DIVERSIFICATION

Industry	% of Net Assets	Value
U.S. Government Obligations	99.02%	$1,167,602,252
Short-Term and Other Net Assets	0.98	11,512,969

TOTAL	100.00%	$1,179,115,221

See notes to financial statements.

20	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2004

Security	Principal	Value
CORPORATE BONDS & NOTES – 26.08%

AUTO MANUFACTURERS – 1.28%
DaimlerChrysler NA Holding Corp.
3.88%, 07/22/08	$1,675,000	$1,681,329
4.75%, 01/15/08	3,350,000	3,446,615
7.30%, 01/15/12	1,675,000	1,890,367
General Motors Corp.
8.38%, 07/15/33	1,675,000	1,781,386

		8,799,697

BANKS – 4.71%
Bank of America Corp.
3.25%, 08/15/08	3,350,000	3,308,446
4.88%, 01/15/13	1,675,000	1,696,370
Bank One Corp.
2.63%, 06/30/08[1]	3,350,000	3,229,488
Credit Suisse First Boston
6.13%, 11/15/11	1,675,000	1,822,718
7.13%, 07/15/32	1,675,000	1,954,781
European Investment Bank
3.00%, 06/16/08[1]	5,025,000	5,002,732
International Bank for Reconstruction & Development
4.13%, 08/12/09	3,350,000	3,439,876
Kredit Wiederauf
3.38%, 01/23/08[1]	3,350,000	3,375,729
Wachovia Corp.
3.50%, 08/15/08	3,350,000	3,339,072
Washington Mutual Inc.
4.00%, 01/15/09	1,675,000	1,679,683
Wells Fargo & Co.
5.00%, 11/15/14	1,675,000	1,685,766
5.13%, 02/15/07	1,675,000	1,760,092

		32,294,753

COMMERCIAL SERVICES – 0.57%
Cendant Corp.
7.38%, 01/15/13	3,350,000	3,874,130

		3,874,130

COMPUTERS – 0.51%
Hewlett-Packard Co.
5.50%, 07/01/07	1,675,000	1,778,292
International Business Machines Corp.
4.25%, 09/15/09	1,675,000	1,707,511

		3,485,803

COSMETICS & PERSONAL CARE – 0.51%
Procter & Gamble Co.
4.75%, 06/15/07[1]	3,350,000	3,503,384

		3,503,384

DIVERSIFIED FINANCIAL SERVICES – 12.33%
American Express Co.
4.88%, 07/15/13	1,675,000	1,692,558
American Express Credit Corp.
3.00%, 05/16/08	1,675,000	1,644,978
American General Finance Corp.
5.38%, 10/01/12	3,350,000	3,471,247
Bear Stearns Companies Inc.
2.88%, 07/02/08	3,350,000	3,253,205
Boeing Capital Corp.
5.80%, 01/15/13[1]	1,675,000	1,790,652
CIT Group Inc.
7.38%, 04/02/07	3,350,000	3,694,007
Citigroup Inc.
3.50%, 02/01/08	3,350,000	3,363,999
6.00%, 02/21/12	3,350,000	3,672,906
Countrywide Home Loans Inc.
3.25%, 05/21/08	1,675,000	1,647,873
Devon Financing Corp. ULC
6.88%, 09/30/11	1,675,000	1,874,200
Diageo Capital PLC
3.50%, 11/19/07	1,675,000	1,682,844
Ford Motor Credit Co.
5.63%, 10/01/08[1]	3,350,000	3,457,636
7.00%, 10/01/13[1]	1,675,000	1,756,429
General Electric Capital Corp.
3.50%, 05/01/08[1]	5,025,000	5,037,054
6.75%, 03/15/32	1,675,000	1,903,504

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2004

Security	Principal	Value
General Motors Acceptance Corp.
6.13%, 09/15/06	$3,350,000	$3,520,511
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,350,000	3,353,376
Household Finance Corp.
4.63%, 01/15/08	1,675,000	1,734,988
6.38%, 11/27/12	3,350,000	3,698,495
International Lease Finance Corp.
5.63%, 06/01/07	3,350,000	3,547,170
John Deere Capital Corp.
7.00%, 03/15/12	1,675,000	1,931,127
JP Morgan Chase & Co.
5.75%, 01/02/13	1,675,000	1,776,268
Lehman Brothers Inc.
4.00%, 01/22/08	5,025,000	5,104,734
Merrill Lynch & Co.
3.70%, 04/21/08	3,350,000	3,362,485
Morgan Stanley
5.30%, 03/01/13	1,675,000	1,715,484
5.80%, 04/01/07	3,350,000	3,571,586
National Rural Utilities
6.00%, 05/15/06	3,350,000	3,529,157
Sprint Capital Corp.
8.38%, 03/15/12	1,675,000	2,018,432
8.75%, 03/15/32	1,675,000	2,117,499
Unilever Capital Corp.
5.90%, 11/15/32	1,675,000	1,724,834
Verizon Global Funding Corp.
7.75%, 12/01/30	1,675,000	1,978,204

		84,627,442

ELECTRIC – 0.79%
Pacific Gas & Electric Co.
6.05%, 03/01/34	1,675,000	1,680,444
Progress Energy Inc.
7.10%, 03/01/11	3,350,000	3,750,472

		5,430,916

ENERGY – 0.27%
TXU Energy Co.
7.00%, 03/15/13	1,675,000	1,877,258

		1,877,258

FOOD – 0.25%
Kraft Foods Inc.
4.00%, 10/01/08	1,675,000	1,687,589

		1,687,589

FOREST PRODUCTS & PAPER – 0.28%
Weyerhaeuser Co.
7.38%, 03/15/32	1,675,000	1,917,105

		1,917,105

MEDIA – 0.54%
AOL Time Warner Inc.
6.15%, 05/01/07[1]	1,675,000	1,789,004
7.70%, 05/01/32	1,675,000	1,932,199

		3,721,203

MINING – 0.27%
Alcoa Inc.
6.00%, 01/15/12	1,675,000	1,830,151

		1,830,151

MISCELLANEOUS – MANUFACTURING – 0.27%
Tyco International Group SA
6.38%, 10/15/11	1,675,000	1,840,047

		1,840,047

OIL & GAS – 0.53%
ConocoPhillips
5.90%, 10/15/32	1,675,000	1,705,855
Valero Energy Corp.
7.50%, 04/15/32	1,675,000	1,947,067

		3,652,922

PHARMACEUTICALS – 0.25%
Bristol-Myers Squibb Co.
4.75%, 10/01/06	1,675,000	1,736,312

		1,736,312

REAL ESTATE – 0.23%
EOP Operating, LP
4.75%, 03/15/14	1,675,000	1,597,245

		1,597,245

RETAIL – 0.51%
Target Corp.
5.88%, 03/01/12	1,675,000	1,821,545

22	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2004

Security	Principal	Value
Wal-Mart Stores Inc.
4.55%, 05/01/13	$1,675,000	$1,675,116

		3,496,661

TELECOMMUNICATIONS – 1.39%
AT&T Wireless Services Inc.
7.88%, 03/01/11	1,675,000	1,973,175
British Telecom PLC
8.38%, 12/15/10	1,675,000	2,017,823
France Telecom
8.75%, 03/01/11	1,675,000	1,998,152
SBC Communications Inc.
5.88%, 02/01/12	3,350,000	3,557,707

		9,546,857

TELEPHONE – 0.59%
AT&T Broadband Corp.
8.38%, 03/15/13	3,350,000	4,055,640

		4,055,640

TOTAL CORPORATE BONDS & NOTES (Cost: $177,245,117)		178,975,115

FOREIGN GOVERNMENT BONDS & NOTES[7] – 2.06%
Ontario (Province of)
3.50%, 09/17/07	5,025,000	5,076,489
Quebec (Province of)
7.50%, 09/15/29	1,675,000	2,150,283
United Mexican States
4.63%, 10/08/08	3,350,000	3,403,600
6.38%, 01/16/13	3,350,000	3,525,875

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $14,099,430)		14,156,247

MUNICIPAL DEBT OBLIGATIONS – 0.23%

ILLINOIS – 0.23%
Illinois State, General Obligations
5.10%, 06/01/33	1,675,000	1,584,416

		1,584,416

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $1,538,502)		1,584,416

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 70.16%

MORTGAGE-BACKED SECURITIES – 35.12%
Federal Home Loan
Mortgage Corp.
4.50%, 09/01/19[2]	16,013,000	15,997,980
5.00%, 09/01/19[2]	10,653,000	10,846,086
5.50%, 09/01/19[2]	4,489,000	4,641,904
5.50%, 09/01/34[2]	14,807,000	15,038,359
6.00%, 09/01/19[2]	3,417,000	3,587,850
6.00%, 09/01/34[2]	9,648,000	9,973,620
6.50%, 09/01/19[2]	1,072,000	1,138,330
6.50%, 09/01/34[2]	7,303,000	7,677,279
7.00%, 09/01/34[2]	2,814,000	2,988,997
Federal National Mortgage Association
4.50%, 09/01/19[2]	13,735,000	13,722,117
5.00%, 09/01/19[2]	12,395,000	12,623,539
5.00%, 09/01/34[2]	24,120,000	23,924,025
5.00%, 09/01/34[2]	15,477,000	15,346,405
5.50%, 09/01/19[2]	5,762,000	5,963,670
5.50%, 09/01/34[2]	28,006,000	28,434,828
6.00%, 09/01/19[2]	4,355,000	4,571,391
6.00%, 09/01/34[2]	17,487,000	18,109,974
6.50%, 09/01/19[2]	2,010,000	2,133,113
6.50%, 09/01/34[2]	9,916,000	10,408,706
7.00%, 09/01/34[2]	5,628,000	5,977,994
Government National Mortgage Association
5.00%, 09/01/34[2]	5,025,000	5,004,588
5.50%, 09/01/34[2]	8,375,000	8,529,418
6.00%, 09/01/34[2]	5,896,000	6,117,100
6.50%, 09/01/34[2]	4,221,000	4,449,196
7.00%, 09/01/34[2]	3,551,000	3,791,800

		240,998,269

U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.94%
Federal Home Loan Mortgage Corp.
2.75%, 03/15/08[1]	16,080,000	15,837,366
4.50%, 01/15/13[1]	15,276,000	15,356,662
6.25%, 07/15/32[1]	2,479,000	2,770,480

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2004

Security	Shares or Principal	Value
Federal National Mortgage Association
2.13%, 04/15/06[1]	$33,433,000	$33,296,262
7.25%, 01/15/10	6,700,000	7,805,765

		75,066,535

U.S. GOVERNMENT OBLIGATIONS – 24.10%
U.S. Treasury Bonds
8.13%, 08/15/19	3,216,000	4,394,053
U.S. Treasury Notes
2.75%, 07/31/06[1]	49,982,000	50,324,879
3.00%, 11/15/07[1]	27,537,000	27,693,686
4.75%, 05/15/14[1]	26,800,000	28,121,508
6.00%, 08/15/09[1]	25,996,000	29,150,615
U.S. Treasury Bonds
6.25%, 05/15/30[1]	10,452,000	12,322,491
7.63%, 02/15/25	9,916,000	13,330,872

		165,338,104

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost:$477,759,070)		481,402,908

SHORT-TERM INVESTMENTS – 64.83%

MONEY MARKET FUNDS – 30.87%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3],[5]	22,454,208	22,454,208
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3],[5]	187,566,592	187,566,592
BlackRock Temp Cash Money Market Fund[3]	756,463	756,463
Short-Term Investment Co.– Prime Money Market Portfolio, Institutional Shares[3]	1,007,285	1,007,285

		211,784,548

REPURCHASE AGREEMENTS 14.30%
Banc of America Securities LLC
1.59%, 09/01/04[3],[6]	$4,495,479	4,495,479
Bank of America, N.A.
1.59%, 09/01/04[3],[6]	8,616,334	8,616,334
Goldman Sachs & Co.
1.59%, 09/01/04[3],[6]	7,492,464	7,492,464

Security	Principal	Value
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 8/31/04, due 9/1/04, with a maturity value of $68,508,800 and an effective yield of 1.30%.	$68,506,326	$68,506,326
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[3],[6]	1,498,493	1,498,493
1.59%, 09/01/04[3],[6]	7,492,464	7,492,464

		98,101,560

FLOATING RATE NOTES – 7.75%
Beta Finance Inc.
1.45%, 05/04/05[3],[4]	899,096	898,975
1.52%, 10/12/04[3],[4]	749,246	749,239
1.56%, 09/15/04[3],[4]	1,498,493	1,498,487
1.64%, 03/15/05[3],[4]	749,246	749,570
Canadian Imperial Bank Of Commerce
1.24%, 10/07/04[3]	1,123,870	1,123,854
1.38%, 11/22/04[3]	374,623	374,630
1.40%, 10/29/04[3]	1,498,493	1,498,487
CC USA Inc.
1.45%, 05/04/05[3],[4]	1,498,493	1,498,292
1.61%, 07/29/05[3],[4]	1,498,493	1,498,084
Den Danske Bank NY
1.51%, 08/12/05[3]	1,498,493	1,498,068
1.56%, 08/26/05[3]	1,498,493	1,498,051
Depfa Bank PLC
1.27%, 06/15/05[3]	1,498,493	1,498,493
Dorada Finance Inc.
1.61%, 07/29/05[3],[4]	1,243,749	1,243,410
Five Finance Inc.
1.42%, 04/29/05[3],[4]	1,198,794	1,198,715
Gemini Securitization Corp.
1.53%, 09/09/04[3]	749,246	748,992
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	959,035	958,980
1.58%, 04/22/05[3]	1,498,493	1,498,493

24	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2004

Security	Principal	Value
K2 USA LLC
1.45%, 06/10/05[3],[4]	$1,498,493	$1,498,352
1.57%, 09/27/04[3],[4]	1,618,372	1,618,355
1.61%, 07/25/05[3],[4]	749,246	749,112
Links Finance LLC
1.55%, 04/15/05[3],[4]	1,498,493	1,498,307
1.68%, 04/25/05[3]	1,498,493	1,499,124
Nationwide Building Society
1.59%, 07/28/05[3]	1,498,493	1,498,493
1.63%, 12/09/04[3],[4]	1,243,749	1,238,174
Nordea Bank PLC
2.11%, 06/07/05[3]	1,498,493	1,498,266
Northern Rock PLC
1.56%, 01/13/05[3],[4]	1,423,568	1,423,568
Permanent Financing PLC
1.52%, 03/10/05[3]	1,498,493	1,498,493
1.53%, 12/10/04[3]	749,246	749,246
1.55%, 06/10/05[3]	674,322	674,322
Sigma Finance Inc.
1.52%, 10/07/04[3]	1,498,493	1,498,463
1.57%, 11/15/04[3]	1,498,493	1,498,469
1.59%, 09/15/05[3]	1,123,870	1,123,970
Tango Finance Corp.
1.52%, 04/07/05[3],[4]	549,947	549,914
1.56%, 01/18/05[3],[4]	659,337	659,311
1.59%, 07/25/05[3],[4]	1,498,493	1,498,358
1.66%, 05/17/05[3],[4]	1,243,749	1,243,705
1.70%, 02/25/05[3],[4]	839,156	839,075
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	371,177	370,540
1.48%, 06/15/05[3],[4]	749,246	749,112
1.56%, 09/15/04[3],[4]	749,246	749,241
1.56%, 07/15/05[3],[4]	1,123,870	1,123,671
White Pine Finance LLC
1.46%, 07/05/05[3]	749,246	749,108
1.55%, 04/15/05[3],[4]	1,123,870	1,123,730
1.55%, 07/11/05[3]	374,623	374,587
1.56%, 11/15/04[3],[4]	899,096	899,096
1.57%, 06/15/05[3],[4]	614,382	614,382
1.58%, 03/29/05[3]	644,352	644,269
1.58%, 08/26/05[3],[4]	749,246	749,099
1.68%, 05/20/05[3]	674,322	674,274

		53,209,006

COMMERCIAL PAPER – 5.55%
Alpine Securitization Corp.
1.50%, 09/08/04[3]	749,246	749,028
1.51%, 09/02/04[3]	674,322	674,294
1.54%, 09/14/04[3]	749,246	748,830
Amsterdam Funding Corp.
1.49%, 09/08/04[3]	299,699	299,612
1.53%, 09/16/04[3]	737,229	736,759
1.54%, 09/15/04[3]	749,246	748,798
1.54%, 09/22/04[3]	374,623	374,287
Barton Capital Corp.
1.53%, 09/08/04[3]	749,246	749,024
1.53%, 09/09/04[3]	1,750,105	1,749,510
1.53%, 09/13/04[3]	1,078,855	1,078,305
1.53%, 09/14/04[3]	374,623	374,416
1.54%, 09/17/04[3]	449,548	449,240
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[3]	749,246	749,026
1.53%, 09/15/04[3]	299,699	299,520
Cantabric Finance LLC
1.55%, 09/17/04[3]	299,699	299,492
Corporate Asset Funding
1.42%, 09/03/04[3]	449,548	449,512
CRC Funding LLC
1.42%, 09/03/04[3]	749,246	749,187
Delaware Funding Corp.
1.50%, 09/09/04[3]	749,246	748,997
1.53%, 09/10/04[3]	1,198,794	1,198,336
1.53%, 09/20/04[3]	509,488	509,076
Edison Asset Securitization
1.07%, 09/21/04[3]	749,246	748,801
1.45%, 11/09/04[3]	1,498,493	1,494,329
1.52%, 09/08/04[3]	1,498,493	1,498,050
1.59%, 12/02/04[3]	1,498,493	1,492,404
Falcon Asset Securitization Corp.
1.48%, 09/03/04[3]	449,548	449,511
1.53%, 09/07/04[3]	749,246	749,055
1.53%, 09/17/04[3]	449,548	449,242
1.53%, 09/21/04[3]	374,623	374,305
1.53%, 09/22/04[3]	749,246	748,578
1.54%, 09/14/04[3]	1,123,870	1,123,246

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2004

Security	Principal	Value
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	$749,246	$744,049
GIRO Funding US Corp.
1.54%, 09/09/04[3]	749,246	748,991
1.55%, 10/15/04[3]	982,637	980,775
Grampian Funding LLC
1.26%, 10/22/04[3]	1,498,493	1,495,829
1.44%, 10/27/04[3]	1,498,493	1,495,136
1.59%, 11/30/04[3]	749,246	746,268
Jupiter Securitization Corp.
1.47%, 09/02/04[3]	374,623	374,608
1.53%, 09/20/04[3]	374,623	374,321
1.53%, 09/23/04[3]	524,473	523,982
1.54%, 09/15/04[3]	899,096	898,557
Preferred Receivables Funding Corp.
1.47%, 09/01/04[3]	1,044,300	1,044,300
1.51%, 09/08/04[3]	599,397	599,221
1.52%, 09/09/04[3]	374,623	374,497
1.53%, 09/21/04[3]	749,246	748,610
Receivables Capital Corp.
1.54%, 09/14/04[3]	449,548	449,298
Scaldis Capital LLC
1.48%, 09/01/04[3]	824,171	824,171
Sydney Capital Corp.
1.25%, 10/22/04[3]	498,698	497,816
1.55%, 09/16/04[3]	449,548	449,258
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[3]	599,397	599,038
1.54%, 09/23/04[3]	374,623	374,271
Windmill Funding Corp.
1.52%, 09/09/04[3]	374,623	374,497
1.52%, 09/10/04[3]	524,473	524,274

		38,104,537

TIME DEPOSITS – 4.88%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	1,498,493	1,498,493
1.33%, 02/10/05[3]	749,246	749,197
1.39%, 02/02/05[3]	749,246	749,199
1.39%, 04/08/05[3]	1,048,945	1,048,851
1.40%, 10/25/04[3]	1,498,493	1,498,460
Bank of New York
1.39%, 11/01/04[3]	1,498,493	1,498,468
1.60%, 12/03/04[3]	374,623	374,575
Bank of Nova Scotia
1.13%, 10/06/04[3]	1,498,493	1,498,493
1.24%, 10/07/04[3]	1,123,870	1,123,859
1.42%, 10/29/04[3]	1,123,870	1,123,883
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	1,498,493	1,498,519
1.49%, 08/09/05[3]	1,498,493	1,498,072
1.54%, 06/23/05[3]	1,498,493	1,498,130
1.56%, 06/10/05[3]	749,246	749,428
Norddeutsche Landesbank
1.59%, 07/27/05[3]	1,498,493	1,498,017
Prudential Funding LLC
1.60%, 12/01/04[3]	749,246	746,216
SouthTrust Bank
1.55%, 09/01/04[3]	2,996,986	2,996,986
Toronto-Dominion Bank
1.22%, 03/23/05[3]	2,622,363	2,622,107
1.34%, 02/10/05[3]	599,397	599,357
1.41%, 11/01/04[3]	1,123,870	1,123,851
1.53%, 09/13/04[3]	749,246	749,246
1.77%, 05/10/05[3]	749,246	749,195
1.90%, 05/11/05[3]	749,246	749,195
UBS Finance (Delaware)
1.10%, 09/08/04[3]	1,498,493	1,498,172
1.11%, 12/17/04[3]	2,247,739	2,240,324
1.14%, 09/29/04[3]	1,498,493	1,497,170

		33,477,463

U.S. GOVERNMENT AGENCY NOTES – 0.79%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	1,048,945	1,051,021
1.80%, 01/18/05[3]	696,799	691,956
1.80%, 01/19/05[3]	749,246	744,002
2.06%, 05/31/05[3]	747,044	735,416

26	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2004

Security	Principal	Value
Federal National Mortgage Association
2.33%, 07/22/05[3]	$2,247,739	$2,200,705

		5,423,100

MEDIUM-TERM NOTES – 0.69%
CC USA Inc.
1.29%, 04/15/05[3],[4]	1,498,493	1,498,400
1.51%, 02/15/05[3],[4]	974,020	974,713
Dorada Finance Inc.
1.48%, 01/18/05[3],[4]	1,123,870	1,123,848
K2 USA LLC
1.46%, 01/12/05[3],[4]	749,246	749,220
WhistleJacket Capital LLC
1.32%, 02/04/05[3],[4]	374,623	374,591

		4,720,772

TOTAL SHORT-TERM INVESTMENTS (Cost: $444,820,986)		444,820,986

TOTAL INVESTMENTS IN SECURITIES – 163.36% (Cost: $1,115,463,105)		1,120,939,672

Other Assets, Less Liabilities – (63.36%)		(434,781,937)

NET ASSETS – 100.00%		$686,157,735

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	To-be-announced (TBA). See Note 1.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.
[7]	Investments are denominated in U.S. dollars.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
U.S. Government	38.56%	$264,587,910
Mortgage-Backed Securities	35.12	240,998,269
Financial	14.38	98,680,819
Communications	3.65	25,119,164
Consumer Non-Cyclical	2.08	14,209,093
Consumer Cyclical	1.55	10,615,029
Utilities	1.06	7,308,174
Energy	0.80	5,527,122
Basic Materials	0.55	3,747,256
Technology	0.51	3,485,803
Industrial	0.27	1,840,047
Short-Term and Other Net Assets	1.47	10,039,049

TOTAL	100.00%	$686,157,735

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

August 31, 2004

Security	Principal	Value
CORPORATE BONDS & NOTES – 98.13%

AUTO MANUFACTURERS – 4.82%
DaimlerChrysler NA Holding Corp.
3.88%, 07/22/08	$22,365,000	$22,482,640
4.75%, 01/15/08	21,300,000	21,989,055
5.25%, 07/22/13[1]	21,300,000	21,666,467
6.50%, 11/15/13	22,365,000	24,183,722
General Motors Corp.
8.38%, 07/15/33[1]	22,365,000	23,819,955

		114,141,839

BANKS – 12.35%
Bank of America Corp.
3.25%, 08/15/08	21,300,000	21,029,490
5.38%, 06/15/14	22,365,000	23,221,356
Bank One Corp.
2.63%, 06/30/08	22,365,000	21,578,199
Credit Suisse First Boston
4.70%, 06/01/09	22,365,000	23,055,967
5.13%, 01/15/14[1]	21,300,000	21,469,015
7.13%, 07/15/32	22,365,000	26,075,913
Popular North America Inc.
3.88%, 10/01/08	22,365,000	22,383,339
Wachovia Corp.
3.63%, 02/17/09	22,365,000	22,226,002
5.25%, 08/01/14	22,365,000	22,871,679
Washington Mutual Inc.
4.00%, 01/15/09	22,365,000	22,437,574
4.63%, 04/01/14[1]	22,365,000	21,392,122
Wells Fargo & Co.
3.13%, 04/01/09[1]	22,365,000	21,820,636
4.95%, 10/16/13	22,365,000	22,754,822

		292,316,114

BUILDING MATERIALS – 1.07%
CRH America Inc.
6.95%, 03/15/12	22,365,000	25,311,030

		25,311,030

CHEMICALS – 0.91%
E.I. Du Pont de Nemours and Co.
4.13%, 04/30/10	21,300,000	21,475,725

		21,475,725

COMMERCIAL SERVICES – 2.12%
Cendant Corp.
6.25%, 01/15/08	22,365,000	24,221,631
7.38%, 01/15/13[1]	22,365,000	25,947,090

		50,168,721
COMPUTERS – 1.92%
International Business Machines Corp.
4.25%, 09/15/09[1]	22,365,000	22,906,904
4.75%, 11/29/12[1]	22,365,000	22,596,813

		45,503,717

COSMETICS & PERSONAL CARE – 2.79%
Procter & Gamble Co.
3.50%, 12/15/08	22,365,000	22,384,010
4.95%, 08/15/14	21,300,000	21,761,038
5.80%, 08/15/34	21,300,000	21,997,682

		66,142,730

DIVERSIFIED FINANCIAL SERVICES – 40.84%
American Express Co.
4.88%, 07/15/13[1]	22,365,000	22,569,081
American Express Credit Corp.
3.00%, 05/16/08	22,365,000	21,973,389
American General Finance Corp.
5.38%, 10/01/12	22,365,000	23,343,133
Bear Stearns Companies Inc.
2.88%, 07/02/08	22,365,000	21,689,577
5.70%, 11/15/14	21,300,000	22,466,069
Boeing Capital Corp.
4.75%, 08/25/08	22,365,000	23,337,430
5.80%, 01/15/13[1]	22,365,000	23,910,422
Capital One Bank
5.75%, 09/15/10	22,365,000	23,674,918
ChevronTexaco Capital Corp.
3.50%, 09/17/07[1]	22,365,000	22,643,444
CIT Group Inc.
4.75%, 12/15/10	22,365,000	22,622,645
5.00%, 02/13/14[1]	22,365,000	22,244,676

28	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

August 31, 2004

Security	Principal	Value
Citigroup Inc.
3.50%, 02/01/08[1]	$22,365,000	$22,459,269
5.13%, 05/05/14[1]	22,365,000	22,925,802
6.00%, 10/31/33[1]	21,300,000	21,552,618
Countrywide Home Loans Inc.
4.00%, 03/22/11	22,365,000	21,634,895
Devon Financing Corp. ULC
6.88%, 09/30/11	22,365,000	25,081,677
Diageo Capital PLC
3.50%, 11/19/07	22,365,000	22,483,423
Ford Motor Credit Co.
5.63%, 10/01/08[1]	22,365,000	23,108,972
7.00%, 10/01/13[1]	22,365,000	23,469,607
General Electric Capital Corp.
3.50%, 05/01/08[1]	21,300,000	21,373,911
5.00%, 02/01/13[1]	21,300,000	21,899,915
6.75%, 03/15/32	21,300,000	24,198,717
General Motors Acceptance Corp.
5.63%, 05/15/09[1]	22,365,000	22,729,661
6.88%, 09/15/11	22,365,000	23,386,521
Household Finance Corp.
4.13%, 12/15/08	21,300,000	21,580,841
4.75%, 07/15/13	22,365,000	22,050,660
6.38%, 11/27/12	21,300,000	23,531,708
International Lease Finance Corp.
3.50%, 04/01/09[1]	22,365,000	21,894,105
John Deere Capital Corp.
3.90%, 01/15/08	22,365,000	22,718,926
7.00%, 03/15/12	21,300,000	24,542,286
JP Morgan Chase & Co.
3.50%, 03/15/09	22,365,000	22,090,022
5.75%, 01/02/13	22,365,000	23,781,375
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	22,365,000	22,000,674
Lehman Brothers Inc.
4.00%, 01/22/08	22,365,000	22,713,111
Merrill Lynch & Co.
3.70%, 04/21/08	22,365,000	22,502,321
5.45%, 07/15/14	22,365,000	23,136,704
Morgan Stanley
3.88%, 01/15/09	22,365,000	22,433,437
4.75%, 04/01/14	22,365,000	21,592,848
Sprint Capital Corp.
8.38%, 03/15/12[1]	22,365,000	26,996,568
8.75%, 03/15/32	22,365,000	28,384,763
Verizon Global Funding Corp.
4.00%, 01/15/08[1]	21,300,000	21,656,775
7.75%, 12/01/30	22,365,000	26,471,102

		966,857,998

ENERGY – 1.06%
TXU Energy Co.
7.00%, 03/15/13	22,365,000	25,082,683

		25,082,683

FOOD – 1.94%
Kraft Foods Inc.
4.00%, 10/01/08	22,365,000	22,559,352
6.25%, 06/01/12	21,300,000	23,294,958

		45,854,310

FOREST PRODUCTS & PAPER – 4.05%
International Paper Co.
4.00%, 04/01/10	22,365,000	21,848,257
5.85%, 10/30/12[1]	22,365,000	23,536,814
Weyerhaeuser Co.
6.75%, 03/15/12	22,365,000	24,964,148
7.38%, 03/15/32	22,365,000	25,574,489

		95,923,708

MEDIA – 3.10%
AOL Time Warner Inc.
6.88%, 05/01/12	21,300,000	23,746,731
7.70%, 05/01/32[1]	22,365,000	25,920,476
Comcast Corp.
5.85%, 01/15/10[1]	22,365,000	23,874,638

		73,541,845

MINING – 1.03%
Alcoa Inc.
6.00%, 01/15/12[1]	22,365,000	24,393,170

		24,393,170

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

August 31, 2004

Security	Principal	Value
OIL & GAS – 4.26%
Conoco Funding Co.
6.35%, 10/15/11	$22,365,000	$24,950,170
ConocoPhillips
5.90%, 10/15/32[1]	22,365,000	22,786,133
Devon Energy Corp.
7.95%, 04/15/32[1]	22,365,000	27,254,101
Valero Energy Corp.
7.50%, 04/15/32[1]	22,365,000	25,974,599

		100,965,003

PHARMACEUTICALS – 2.78%
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	22,365,000	21,811,802
Wyeth
5.50%, 02/01/14	21,300,000	21,443,456
6.50%, 02/01/34	22,365,000	22,529,271

		65,784,529

RETAIL – 2.85%
Target Corp.
5.38%, 06/15/09[1]	21,300,000	22,741,371
Wal-Mart Stores Inc.
4.13%, 02/15/11[1]	22,365,000	22,291,866
4.55%, 05/01/13[1]	22,365,000	22,400,337

		67,433,574

TELECOMMUNICATIONS – 6.98%
AT&T Wireless Services Inc.
7.88%, 03/01/11	22,365,000	26,331,321
8.13%, 05/01/12	21,300,000	25,634,231
BellSouth Corp.
6.55%, 06/15/34[1]	22,365,000	23,378,917
Cox Communications Inc.
7.13%, 10/01/12	22,365,000	24,130,940
SBC Communications Inc.
5.63%, 06/15/16	21,300,000	21,576,048
6.45%, 06/15/34	21,300,000	21,690,003
Vodafone Group PLC
5.00%, 12/16/13[1]	22,365,000	22,633,604

		165,375,064

TELEPHONE – 3.26%
AT&T Broadband Corp.
8.38%, 03/15/13	22,365,000	27,110,070
9.46%, 11/15/22[1]	21,300,000	28,391,303
Verizon Virginia Inc.
4.63%, 03/15/13	22,365,000	21,701,654

		77,203,027

TOTAL CORPORATE BONDS & NOTES (Cost: $2,283,237,915)		2,323,474,787

SHORT-TERM INVESTMENTS – 13.96%

FLOATING RATE NOTES – 3.57%
Beta Finance Inc.
1.45%, 05/04/05[2,3]	1,428,736	1,428,545
1.52%, 10/12/04[2,3]	1,190,614	1,190,600
1.56%, 09/15/04[2,3]	2,381,227	2,381,218
1.64%, 03/15/05[2,3]	1,190,614	1,191,128
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	1,785,921	1,785,894
1.38%, 11/22/04[2]	595,307	595,317
1.40%, 10/29/04[2]	2,381,227	2,381,218
CC USA Inc.
1.45%, 05/04/05[2,3]	2,381,227	2,380,908
1.61%, 07/29/05[2,3]	2,381,227	2,380,578
Den Danske Bank NY
1.51%, 08/12/05[2]	2,381,227	2,380,552
1.56%, 08/26/05[2]	2,381,227	2,380,525
Depfa Bank PLC
1.27%, 06/15/05[2]	2,381,227	2,381,228
Dorada Finance Inc.
1.61%, 07/29/05[2,3]	1,976,419	1,975,880
Five Finance Inc.
1.42%, 04/29/05[2,3]	1,904,982	1,904,857
Gemini Securitization Corp.
1.53%, 09/09/04[2]	1,190,614	1,190,209
HBOS Treasury Services PLC
1.24%, 04/01/05[2]	1,523,986	1,523,897
1.58%, 04/22/05[2]	2,381,227	2,381,228

30	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

August 31, 2004

Security	Principal	Value
K2 USA LLC
1.45%, 06/10/05[2,3]	$2,381,227	$2,381,002
1.57%, 09/27/04[2,3]	2,571,726	2,571,698
1.61%, 07/25/05[2,3]	1,190,614	1,190,400
Links Finance LLC
1.55%, 04/15/05[2,3]	2,381,227	2,380,933
1.68%, 04/25/05[2]	2,381,227	2,382,231
Nationwide Building Society
1.59%, 07/28/05[2]	2,381,227	2,381,228
1.63%, 12/09/04[2,3]	1,976,419	1,967,559
Nordea Bank PLC
2.11%, 06/07/05[2]	2,381,227	2,380,866
Northern Rock PLC
1.56%, 01/13/05[2,3]	2,262,166	2,262,166
Permanent Financing PLC
1.52%, 03/10/05[2]	2,381,227	2,381,228
1.53%, 12/10/04[2]	1,190,614	1,190,614
1.55%, 06/10/05[2]	1,071,552	1,071,552
Sigma Finance Inc.
1.52%, 10/07/04[2]	2,381,227	2,381,181
1.57%, 11/15/04[2]	2,381,227	2,381,190
1.59%, 09/15/05[2]	1,785,921	1,786,080
Tango Finance Corp.
1.52%, 04/07/05[2,3]	873,910	873,858
1.56%, 01/18/05[2,3]	1,047,740	1,047,700
1.59%, 07/25/05[2,3]	2,381,227	2,381,013
1.66%, 05/17/05[2,3]	1,976,419	1,976,349
1.70%, 02/25/05[2,3]	1,333,487	1,333,358
WhistleJacket Capital LLC
1.26%, 10/20/04[2]	589,830	588,818
1.48%, 06/15/05[2,3]	1,190,614	1,190,399
1.56%, 09/15/04[2,3]	1,190,614	1,190,605
1.56%, 07/15/05[2,3]	1,785,921	1,785,605
White Pine Finance LLC
1.46%, 07/05/05[2]	1,190,614	1,190,394
1.55%, 04/15/05[2,3]	1,785,921	1,785,699
1.55%, 07/11/05[2]	595,307	595,249
1.56%, 11/15/04[2,3]	1,428,736	1,428,736
1.57%, 06/15/05[2,3]	976,303	976,303
1.58%, 03/29/05[2]	1,023,928	1,023,796

Security	Shares or Principal	Value
1.58%, 08/26/05[2,3]	$1,190,614	$1,190,379
1.68%, 05/20/05[2]	1,071,552	1,071,476

		84,553,447

MONEY MARKET FUNDS – 2.73%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,4]	35,681,569	35,681,569
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,4]	26,193,501	26,193,501
BlackRock Temp Cash Money Market Fund[2]	1,202,081	1,202,081
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[2]	1,600,657	1,600,657

		64,677,808

COMMERCIAL PAPER – 2.56%
Alpine Securitization Corp.
1.50%, 09/08/04[2]	$1,190,614	1,190,250
1.51%, 09/02/04[2]	1,071,552	1,071,507
1.54%, 09/14/04[2]	1,190,614	1,189,952
Amsterdam Funding Corp.
1.49%, 09/08/04[2]	476,245	476,108
1.53%, 09/16/04[2]	1,171,516	1,170,769
1.54%, 09/15/04[2]	1,190,614	1,189,901
1.54%, 09/22/04[2]	595,307	594,772
Barton Capital Corp.
1.53%, 09/08/04[2]	1,190,614	1,190,259
1.53%, 09/09/04[2]	2,781,059	2,780,114
1.53%, 09/13/04[2]	1,714,388	1,713,514
1.53%, 09/14/04[2]	595,307	594,978
1.54%, 09/17/04[2]	714,368	713,879
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[2]	1,190,614	1,190,264
1.53%, 09/15/04[2]	476,245	475,962
Cantabric Finance LLC
1.55%, 09/17/04[2]	476,245	475,917

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

August 31, 2004

Security	Principal	Value
Corporate Asset Funding
1.42%, 09/03/04[2]	$714,368	$714,312
CRC Funding LLC
1.42%, 09/03/04[2]	1,190,614	1,190,520
Delaware Funding Corp.
1.50%, 09/09/04[2]	1,190,614	1,190,217
1.53%, 09/10/04[2]	1,904,982	1,904,253
1.53%, 09/20/04[2]	809,617	808,964
Edison Asset Securitization
1.07%, 09/21/04[2]	1,190,614	1,189,906
1.45%, 11/09/04[2]	2,381,227	2,374,610
1.52%, 09/08/04[2]	2,381,227	2,380,524
1.59%, 12/02/04[2]	2,381,227	2,371,552
Falcon Asset Securitization Corp.
1.48%, 09/03/04[2]	714,368	714,309
1.53%, 09/07/04[2]	1,190,614	1,190,310
1.53%, 09/17/04[2]	714,368	713,882
1.53%, 09/21/04[2]	595,307	594,801
1.53%, 09/22/04[2]	1,190,614	1,189,551
1.54%, 09/14/04[2]	1,785,921	1,784,929
Ford Credit Auto Receivables
1.85%, 01/14/05[2]	1,190,614	1,182,354
GIRO Funding US Corp.
1.54%, 09/09/04[2]	1,190,614	1,190,208
1.55%, 10/15/04[2]	1,561,490	1,558,532
Grampian Funding LLC
1.26%, 10/22/04[2]	2,381,227	2,376,994
1.44%, 10/27/04[2]	2,381,227	2,375,893
1.59%, 11/30/04[2]	1,190,614	1,185,882
Jupiter Securitization Corp.
1.47%, 09/02/04[2]	595,307	595,283
1.53%, 09/20/04[2]	595,307	594,826
1.53%, 09/23/04[2]	833,430	832,650
1.54%, 09/15/04[2]	1,428,736	1,427,881
Preferred Receivables Funding Corp.
1.47%, 09/01/04[2]	1,659,477	1,659,477
1.51%, 09/08/04[2]	952,491	952,211
1.52%, 09/09/04[2]	595,307	595,106
1.53%, 09/21/04[2]	1,190,614	1,189,602
Receivables Capital Corp.
1.54%, 09/14/04[2]	714,368	713,971
Scaldis Capital LLC
1.48%, 09/01/04[2]	1,309,675	1,309,675
Sydney Capital Corp.
1.25%, 10/22/04[2]	792,472	791,069
1.55%, 09/16/04[2]	714,368	713,907
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[2]	952,491	951,921
1.54%, 09/23/04[2]	595,307	594,747
Windmill Funding Corp.
1.52%, 09/09/04[2]	595,307	595,106
1.52%, 09/10/04[2]	833,430	833,113

		60,551,194

TIME DEPOSITS – 2.25%
Abbey National Treasury Services PLC
1.25%, 01/06/05[2]	2,381,227	2,381,228
1.33%, 02/10/05[2]	1,190,614	1,190,534
1.39%, 02/02/05[2]	1,190,614	1,190,538
1.39%, 04/08/05[2]	1,666,859	1,666,709
1.40%, 10/25/04[2]	2,381,227	2,381,175
Bank of New York
1.39%, 11/01/04[2]	2,381,227	2,381,188
1.60%, 12/03/04[2]	595,307	595,230
Bank of Nova Scotia
1.13%, 10/06/04[2]	2,381,227	2,381,228
1.24%, 10/07/04[2]	1,785,921	1,785,904
1.42%, 10/29/04[2]	1,785,921	1,785,942
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[2]	2,381,227	2,381,268
1.49%, 08/09/05[2]	2,381,227	2,380,558
1.54%, 06/23/05[2]	2,381,227	2,380,650
1.56%, 06/10/05[2]	1,190,614	1,190,902
Norddeutsche Landesbank
1.59%, 07/27/05[2]	2,381,227	2,380,472
Prudential Funding LLC
1.60%, 12/01/04[2]	1,190,614	1,185,798

32	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

August 31, 2004

Security	Principal	Value
SouthTrust Bank
1.55%, 09/01/04[2]	$4,762,455	$4,762,455
Toronto-Dominion Bank
1.22%, 03/23/05[2]	4,167,148	4,166,742
1.34%, 02/10/05[2]	952,491	952,428
1.41%, 11/01/04[2]	1,785,921	1,785,891
1.53%, 09/13/04[2]	1,190,614	1,190,614
1.77%, 05/10/05[2]	1,190,614	1,190,532
1.90%, 05/11/05[2]	1,190,614	1,190,532
UBS Finance (Delaware)
1.10%, 09/08/04[2]	2,381,227	2,380,719
1.11%, 12/17/04[2]	3,571,841	3,560,057
1.14%, 09/29/04[2]	2,381,227	2,379,126

		53,198,420

REPURCHASE AGREEMENTS – 2.17%
Banc of America Securities LLC
1.59%, 09/01/04[2,5]	7,143,682	7,143,682
Bank of America, N.A.
1.59%, 09/01/04[2,5]	13,692,058	13,692,058
Goldman Sachs & Co.
1.59%, 09/01/04[2,5]	11,906,138	11,906,138
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 8/31/04, due 9/1/04, with a maturity value of $4,291,865 and an effective yield of 1.30%	4,291,710	4,291,710
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[2,5]	2,381,228	2,381,228
1.59%, 09/01/04[2,5]	11,906,138	11,906,138

		51,320,954

U.S. GOVERNMENT AGENCY NOTES – 0.36%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[2]	1,666,859	1,670,159
1.80%, 01/18/05[2]	1,107,271	1,099,576
1.80%, 01/19/05[2]	1,190,614	1,182,280
2.06%, 05/31/05[2]	1,187,113	1,168,637
Federal National Mortgage Association
2.33%, 07/22/05[2]	3,571,841	3,497,100

		8,617,752

MEDIUM-TERM NOTES – 0.32%
CC USA Inc.
1.29%, 04/15/05[2,3]	2,381,227	2,381,080
1.51%, 02/15/05[2,3]	1,547,798	1,548,899
Dorada Finance Inc.
1.48%, 01/18/05[2,3]	1,785,921	1,785,887
K2 USA LLC
1.46%, 01/12/05[2,3]	1,190,614	1,190,570
WhistleJacket Capital LLC
1.32%, 02/04/05[2,3]	595,307	595,257

		7,501,693

TOTAL SHORT-TERM INVESTMENTS (Cost: $330,421,268)		330,421,268

TOTAL INVESTMENTS IN SECURITIES – 112.09% (COST: $2,613,659,183)		2,653,896,055

Other Assets, Less Liabilities – (12.09%)		(286,274,386)

NET ASSETS – 100.00%		$2,367,621,669

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[3]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

August 31, 2004

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	45.85%	$1,085,368,247
Communications	19.57	463,778,251
Consumer Non-Cyclical	9.66	228,621,911
Energy	6.28	148,690,124
Basic Materials	5.99	141,792,603
Consumer Cyclical	5.81	137,426,306
Industrial	1.99	47,210,945
Technology	1.92	45,503,717
Utilities	1.06	25,082,683
Short-Term and Other Net Assets	1.87	44,146,882

TOTAL	100.00%	$2,367,621,669

See notes to financial statements.

34	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2004

	iShares Lehman					iShares GS
	1-3 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	Aggregate Bond Fund	$ InvesTop™ Corporate Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,474,680,122	$742,916,484	$472,672,205	$1,151,141,638	$807,340,745	$2,500,463,159

Affiliates of the investment adviser	$165,402,562	$36,926,020	$27,352,956	$—	$210,020,800	$61,875,069

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,471,874,412	$741,764,662	$460,038,404	$1,167,602,252	$812,817,312	$2,540,700,031
Affiliates of the investment adviser	165,402,562	36,926,020	27,352,956	—	210,020,800	61,875,069
Repurchase agreements, at value and cost (Note 1)	127,336,487	37,129,172	27,123,638	451,581	98,101,560	51,320,955
Receivables:
Investment securities sold	260,684,698	289,459,304	99,170	5,168,155	38,562,176	141,741,997
Interest	12,268,719	3,254,479	2,858,857	6,277,504	5,366,020	34,036,687
Capital shares sold	—	—	—	—	3,648,863	—

Total Assets	3,037,566,878	1,108,533,637	517,473,025	1,179,499,492	1,168,516,731	2,829,674,739

LIABILITIES
Payables:
Investment securities purchased	258,430,915	296,103,732	4,261,007	—	276,922,010	135,301,387
Collateral for securities on loan (Note 5)	871,799,658	194,628,736	144,171,275	—	205,231,477	326,129,560
Capital shares redeemed	—	—	413,840	—	—	—
Investment advisory fees (Note 2)	461,597	149,181	100,025	384,271	205,509	622,123

Total Liabilities	1,130,692,170	490,881,649	148,946,147	384,271	482,358,996	462,053,070

NET ASSETS	$1,906,874,708	$617,651,988	$368,526,878	$1,179,115,221	$686,157,735	$2,367,621,669

Net assets consist of:
Paid-in capital	$1,909,813,087	$622,916,618	$374,620,050	$1,163,858,979	$680,423,687	$2,309,599,752
Undistributed (distributions in excess of) net investment income	2,358,010	1,982,635	1,893,103	4,856,783	(1,102,256)	9,770,577
Undistributed net realized gain (accumulated net realized loss)	(2,490,679)	(6,095,443)	4,647,526	(6,061,155)	1,359,737	8,014,468
Net unrealized appreciation (depreciation)	(2,805,710)	(1,151,822)	(12,633,801)	16,460,614	5,476,567	40,236,872

NET ASSETS	$1,906,874,708	$617,651,988	$368,526,878	$1,179,115,221	$686,157,735	$2,367,621,669

Shares outstanding	23,200,000	7,200,000	4,200,000	11,300,000	6,700,000	21,300,000

Net asset value per share	$82.19	$85.78	$87.74	$104.35	$102.41	$111.16

[a]	Securities on loan with market values of $855,684,629, $191,022,125, $141,912,138, $-, $202,045,017 and $318,179,557, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended August 31, 2004

	iShares Lehman					iShares GS
	1-3 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	Aggregate Bond Fund	$ InvesTop™ Corporate Bond Fund
NET INVESTMENT INCOME
Interest[a]	$17,131,843	$10,166,336	$9,999,915	$31,580,071[b]	$6,978,620	$60,338,332
Securities lending income[a]	410,615	118,560	59,313	—	102,827	108,331

Total investment income	17,542,458	10,284,896	10,059,228	31,580,071	7,081,447	60,446,663

EXPENSES (Note 2)
Investment advisory fees	1,329,126	396,824	296,233	966,885	505,730	1,853,636

Total expenses	1,329,126	396,824	296,233	966,885	505,730	1,853,636

Net investment income	16,213,332	9,888,072	9,762,995	30,613,186	6,575,717	58,593,027

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,305,789)	(1,419,966)	(742,746)	(6,053,086)	523,080	(4,082,819)
In-kind redemptions	(160,526)	44,956	7,609,026	—	350,241	12,413,162

Net realized gain (loss)	(2,466,315)	(1,375,010)	6,866,280	(6,053,086)	873,321	8,330,343

Net change in unrealized appreciation (depreciation)	(10,266,396)	(511,286)	(2,699,975)	2,152,981	1,456,615	(45,260,824)

Net realized and unrealized gain (loss)	(12,732,711)	(1,886,296)	4,166,305	(3,900,105)	2,329,936	(36,930,481)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,480,621	$8,001,776	$13,929,300	$26,713,081	$8,905,653	$21,662,546

[a]	Includes income earned from affiliates of the Funds’ investment adviser. See Note 2.
[b]	Includes monthly inflationary and deflationary adjustments to income.

See notes to financial statements.

36	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements Of Changes in Net Assets

iSHARES® TRUST

	iShares Lehman 1-3 Year Treasury Bond Fund		iShares Lehman 7-10 Year Treasury Bond Fund		iShares Lehman 20+ Year Treasury Bond Fund
	For the six months ended August 31, 2004 (Unaudited)	For the year ended February 29, 2004	For the six months ended August 31, 2004 (Unaudited)	For the year ended February 29, 2004	For the six months ended August 31, 2004 (Unaudited)	For the year ended February 29, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,213,332	$17,056,566	$9,888,072	$13,523,600	$9,762,995	$15,381,657
Net realized gain (loss)	(2,466,315)	5,225,716	(1,375,010)	11,048,186	6,866,280	41,344,579
Net change in unrealized appreciation (depreciation)	(10,266,396)	1,205,265	(511,286)	(11,196,100)	(2,699,975)	(34,357,811)

Net increase in net assets resulting from operations	3,480,621	23,487,547	8,001,776	13,375,686	13,929,300	22,368,425

Undistributed net investment income (loss) included in the price of capital shares issued or redeemed	53,000	334,000	225,000	(505,000)	(47,000)	389,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,912,422)	(16,219,381)	(9,128,841)	(13,882,761)	(8,944,016)	(16,364,190)

Total distributions to shareholders	(15,912,422)	(16,219,381)	(9,128,841)	(13,882,761)	(8,944,016)	(16,364,190)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	648,646,541	1,630,718,325	821,689,591	743,515,290	1,811,426,367	2,164,147,387
Cost of shares redeemed	(277,828,852)	(1,012,793,089)	(402,421,033)	(987,411,931)	(1,713,533,637)	(2,221,672,363)

Net increase (decrease) in net assets from capital share transactions	370,817,689	617,925,236	419,268,558	(243,896,641)	97,892,730	(57,524,976)

INCREASE (DECREASE) IN NET ASSETS	358,438,888	625,527,402	418,366,493	(244,908,716)	102,831,014	(51,131,741)

NET ASSETS:
Beginning of period	1,548,435,820	922,908,418	199,285,495	444,194,211	265,695,864	316,827,605

End of period	$1,906,874,708	$1,548,435,820	$617,651,988	$199,285,495	$368,526,878	$265,695,864

Undistributed net investment income included in net assets at end of period	$2,358,010	$2,057,100	$1,982,635	$1,223,404	$1,893,103	$1,074,124

SHARES ISSUED AND REDEEMED:
Shares sold	7,900,000	19,800,000	9,600,000	8,700,000	21,400,000	25,100,000
Shares redeemed	(3,400,000)	(12,300,000)	(4,700,000)	(11,500,000)	(20,200,000)	(25,600,000)

Net increase (decrease) in shares outstanding	4,500,000	7,500,000	4,900,000	(2,800,000)	1,200,000	(500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements Of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman TIPS Bond Fund		iShares Lehman Aggregate Bond Fund		iShares GS $ InvesTop™ Corporate Bond Fund
	For the six months ended August 31, 2004 (Unaudited)	For the period December 4, 2003[a] to February 29, 2004	For the six months ended August 31, 2004 (Unaudited)	For the period September 22, 2003[a] to February 29, 2004	For the six months ended August 31, 2004 (Unaudited)	For the year ended February 29, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$30,613,186	$(145,893)	$6,575,717	$2,106,419	$58,593,027	$111,068,257
Net realized gain (loss)	(6,053,086)	7,929	873,321	1,389,807	8,330,343	71,056,721
Net change in unrealized appreciation (depreciation)	2,152,981	14,307,633	1,456,615	4,019,952	(45,260,824)	(32,623,051)

Net increase in net assets resulting from operations	26,713,081	14,169,669	8,905,653	7,516,178	21,662,546	149,501,927

Undistributed net investment income (loss) included in the price of capital shares issued or redeemed	1,180,000	28,000	—	135,000	(206,000)	102,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,596,541)	(29,966)	(8,299,173)	(2,388,610)	(58,581,188)	(110,209,510)
From net realized gain	—	—	—	—	—	(1,791,218)[b]
Return of capital	—	(133,949)	—	—	—	—

Total distributions to shareholders	(25,596,541)	(163,915)	(8,299,173)	(2,388,610)	(58,581,188)	(112,000,728)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	588,147,611	574,637,316	396,994,833	345,537,047	344,843,214	1,811,345,241
Cost of shares redeemed	—	—	(62,243,193)	—	(432,538,365)	(1,433,086,130)

Net increase (decrease) in net assets from capital share transactions	588,147,611	574,637,316	334,751,640	345,537,047	(87,695,151)	378,259,111

INCREASE (DECREASE) IN NET ASSETS	590,444,151	588,671,070	335,358,120	350,799,615	(124,819,793)	415,862,310

NET ASSETS:
Beginning of period	588,671,070	—	350,799,615	—	2,492,441,462	2,076,579,152

End of period	$1,179,115,221	$588,671,070	$686,157,735	$350,799,615	$2,367,621,669	$2,492,441,462

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$4,856,783	$(159,862)	$(1,102,256)	$621,200	$9,770,577	$9,758,738

SHARES ISSUED AND REDEEMED:
Shares sold	5,700,000	5,600,000	3,400,000	3,400,000	1,100,000	16,300,000
Shares redeemed	—	—	(100,000)	—	(1,900,000)	(13,000,000)

Net increase (decrease) in shares outstanding	5,700,000	5,600,000	3,300,000	3,400,000	(800,000)	3,300,000

[a]	Commencement of operations.
[b]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See notes to financial statements.

38	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 1-3 Year Treasury Bond Fund			iShares Lehman 7-10 Year Treasury Bond Fund
	Six months ended Aug. 31, 2004 (Unaudited)	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003	Six months ended Aug. 31, 2004 (Unaudited)	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$82.80	$82.40	$81.01	$86.65	$87.10	$82.13

Income from investment operations:
Net investment income	0.75	1.31	0.84	1.34	3.43	1.99
Net realized and unrealized gain (loss)	(0.60)	0.40	1.32	(0.61)	(0.68)	5.04

Total from investment operations	0.15	1.71	2.16	0.73	2.75	7.03

Less distributions from:
Net investment income	(0.76)	(1.31)	(0.77)	(1.60)	(3.20)	(1.68)
Net realized gain	—	—	—	—	—	(0.38)[e]

Total distributions	(0.76)	(1.31)	(0.77)	(1.60)	(3.20)	(2.06)

Net asset value, end of period	$82.19	$82.80	$82.40	$85.78	$86.65	$87.10

Total return	0.19%[b]	2.11%	2.66%[b]	0.93%[b]	3.26%	8.64%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,906,875	$1,548,436	$922,908	$617,652	$199,285	$444,194
Ratio of expenses to average net assets[c]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[c]	1.83%	1.63%	1.80%	3.74%	3.59%	3.79%
Portfolio turnover rate[d]	42%	21%	44%	70%	74%	54%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 20+ Year Treasury Bond Fund			iShares Lehman TIPS Bond Fund
	Six months ended Aug. 31, 2004 (Unaudited)	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003	Six months ended Aug. 31, 2004 (Unaudited)	Period from Dec. 4, 2003[a] to Feb. 29, 2004
Net asset value, beginning of period	$88.57	$90.52	$82.69	$105.12	$100.92

Income from investment operations:
Net investment income (loss)	2.11	4.35	2.79	3.28[f]	(0.06)[f]
Net realized and unrealized gain (loss)	(0.92)	(1.72)	7.29	(1.35)	4.38

Total from investment operations	1.19	2.63	10.08	1.93	4.32

Less distributions from:
Net investment income	(2.02)	(4.58)	(2.20)	(2.70)	(0.02)
Net realized gain	—	—	(0.05)[e]	—	—
Return of capital	—	—	—	—	(0.10)

Total distributions	(2.02)	(4.58)	(2.25)	(2.70)	(0.12)

Net asset value, end of period	$87.74	$88.57	$90.52	$104.35	$105.12

Total return	1.45%[b]	3.11%	12.31%[b]	1.91%[b]	4.29%[b]

Ratios/supplemental data:
Net assets, end of period (000s)	$368,527	$265,696	$316,828	$1,179,115	$588,671
Ratio of expenses to average net assets[c]	0.15%	0.15%	0.15%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	4.94%	4.84%	4.92%	6.33%	(0.25)%
Portfolio turnover rate[d]	2%	31%	7%	17%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
[f]	Based on average shares outstanding throughout the period.

See notes to financial statements.

40	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Aggregate Bond Fund		iShares GS $ InvestopTM Corporate Bond Fund
	Six Months ended Aug. 31, 2004 (Unaudited)	Period from Sep. 22, 2003[a] to Feb. 29, 2004	Six Months ended Aug. 31, 2004 (Unaudited)	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$103.18	$100.92	$112.78	$110.46	$103.03

Income from investment operations:
Net investment income	1.38	1.12	2.62	5.35	3.24
Net realized and unrealized gain (loss)	(0.42)	2.34	(1.64)	2.44	7.12

Total from investment operations	0.96	3.46	0.98	7.79	10.36

Less distributions from:
Net investment income	(1.73)	(1.20)	(2.60)	(5.38)	(2.93)
Net realized gain	—	—	—	(0.09)[e]	—

Total distributions	(1.73)	(1.20)	(2.60)	(5.47)	(2.93)

Net asset value, end of period	$102.41	$103.18	$111.16	$112.78	$110.46

Total return	0.97%[b]	3.46%[b]	0.94%[b]	7.29%	10.22%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$686,158	$350,800	$2,367,622	$2,492,441	$2,076,579
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[c]	2.60%	2.47%	4.74%	4.83%	5.38%
Portfolio turnover rate[d]	245%[f]	165%[f]	18%	0%	20%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
[f]	Portfolio turnover rate is inclusive of to-be-announced transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of August 31, 2004, the Trust offered 72 investment portfolios or funds.

These financial statements relate only to the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund (each a “Fund”, collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares GS $ InvesTop Corporate Bond Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Fixed income securities are valued using the latest quoted bid price or using valuations provided by third party pricing services. Short-term investments and debt securities maturing in 60 days or less are valued at amortized cost. Securities in investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premium and accrete discount on debt securities purchased using a constant yield to maturity method.

42	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

EQUALIZATION

The Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed at least once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of each Fund.

At February 29, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Lehman 1-3 Year Treasury	$2,041,639	$7,463,306	$(11,523)	$9,493,422
Lehman 7-10 Year Treasury	1,222,771	(639,903)	(4,720,433)	(4,137,565)
Lehman 20+ Year Treasury	1,074,124	(9,933,826)	(2,218,755)	(11,078,457)
Lehman TIPS	—	14,139,702	—	14,139,702
Lehman Aggregate	615,998	4,511,570	—	5,127,568
GS $ InvesTop™ Corporate	9,587,746	85,622,527	(269,714)	94,940,559

NOTES TO THE FINANCIAL STATEMENTS	43

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The tax character of distributions paid during the year ended February 29, 2004 and the period ended February 28, 2003, were as follows:

iShares Bond Fund	Year ended February 29, 2004	Period ended February 28, 2003
Lehman 1-3 Year Treasury Distributions paid from:
Ordinary income	$16,219,381	$8,168,879

Total distributions	$16,219,381	$8,168,879

Lehman 7-10 Year Treasury Distributions paid from:
Ordinary income	$13,882,761	$16,985,541

Total distributions	$13,882,761	$16,985,541

Lehman 20+ Year Treasury Distributions paid from:
Ordinary income	$16,364,190	$16,273,971

Total distributions	$16,364,190	$16,273,971

Lehman TIPS Distributions paid from:
Ordinary income	$29,966
Return of capital	133,949

Total distributions	$163,915

Lehman Aggregate Distributions paid from:
Ordinary income	$2,388,610

Total distributions	$2,388,610

GS $ InvesTop™ Corporate Distributions paid from:
Ordinary income	$112,000,728	$49,259,044

Total distributions	$112,000,728	$49,259,044

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2004.

44	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain of the Funds had tax basis net capital loss carryforwards at February 29, 2004, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Total
Lehman 1-3 Year Treasury	$11,523	$11,523
Lehman 7-10 Year Treasury	4,600,523	4,600,523
Lehman 20+ Year Treasury	2,218,754	2,218,754

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the six months ended August 31, 2004, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 100,000 or more shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassed from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended August 31, 2004 are disclosed in the Funds’ Statements of Operations.

At August 31, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Lehman 1-3 Year Treasury	$2,767,842,480	$2,268,007	$(5,497,026)	$(3,229,019)
Lehman 7-10 Year Treasury	817,048,026	413,464	(1,641,636)	(1,228,172)
Lehman 20+ Year Treasury	527,232,754	—	(12,717,756)	(12,717,756)
Lehman TIPS	1,155,063,593	12,990,240	—	12,990,240
Lehman Aggregate	1,115,883,697	5,323,556	(267,581)	5,055,975
GS $ InvesTop™ Corporate	2,613,527,478	49,932,209	(9,563,632)	40,368,577

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Lehman Aggregate Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders.

NOTES TO THE FINANCIAL STATEMENTS	45

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Funds, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The Investors Bank & Trust tri-party repurchase agreements held by each Fund at August 31, 2004 were fully collateralized by U.S. Government obligations with an interest rate of 8.50%, a maturity date of September 15, 2004 and aggregate market values as follows:

iShares bond fund	Aggregate Market value
Lehman 1-3 Year Treasury	$1,670,831
Lehman 7-10 Year Treasury	9,245,735
Lehman 20+ Year Treasury	6,641,484
Lehman TIPS	460,672
Lehman Aggregate	69,894,107
GS $ InvesTop™ Corporate	4,377,859

At August 31, 2004, a portion of the cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 5 below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA. For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Lehman 1-3 Year Treasury	0.15%
Lehman 7-10 Year Treasury	0.15
Lehman 20+ Year Treasury	0.15
Lehman TIPS	0.20
Lehman Aggregate	0.20
GS $ InvesTop™ Corporate	0.15

46	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended August 31, 2004, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Lehman 1-3 Year Treasury	$409,132
Lehman 7-10 Year Treasury	117,698
Lehman 20+ Year Treasury	59,476
Lehman Aggregate	103,513
GS $ InvesTopTM Corporate	121,153

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment of the iShares Lehman Aggregate Bond Fund in shares of issuers affiliated with BGFA for the six months ended August 31, 2004, including income earned from affiliated issuers.

iShares Bond Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000’S)	Gross Additions (in 000’S)	Gross Reductions (in 000’S)	Number Of Shares Held End of Period (in 000’S)	Value At End of Period	Interest Income
Lehman Aggregate
IMMF	87,498	1,160,309	1,247,807	—	$—	$287,956
PMMF	—	174,816	3,733	171,083	171,083,171	427,252

NOTES TO THE FINANCIAL STATEMENTS	47

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain Funds invested cash collateral from securities on loan in the IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the cash collateral for the securities on loan, the information reported above does not include the Funds’ holdings of the IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of August 31, 2004, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2004, were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Lehman 1-3 Year Treasury	$737,587,194	$714,992,396	$—	$—
Lehman 7-10 Year Treasury	345,049,166	342,973,991	—	—
Lehman 20+ Year Treasury	9,074,014	5,882,234	—	—
Lehman TIPS	156,890,660	172,363,760	—	—
Lehman Aggregate	1,312,449,337	1,189,811,634	25,886,904	34,968,826
GS $ InvesTopTM Corporate	—	—	428,500,087	429,939,938

In-kind transactions (See Note 4) for the six months ended August 31, 2004, were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Lehman 1-3 Year Treasury	$640,931,748	$274,390,357
Lehman 7-10 Year Treasury	813,985,311	398,243,244
Lehman 20+ Year Treasury	1,782,690,980	1,687,087,910
Lehman TIPS	584,317,340	—
Lehman Aggregate	275,607,738	61,801,375
GS $ InvesTopTM Corporate	343,088,727	422,922,840

4. CAPITAL SHARE TRANSACTIONS

At August 31, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

48	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. In the case of the iShares Lehman Aggregate Bond Fund, a portion of the designated portfolio of securities are purchased through TBA transactions, in which case the Fund generally requires the substitution of an amount of cash equivalent to the price of the securities involved in such TBA transactions. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units for the iShares GS $InvesTop Corporate Bond Fund and the iShares Lehman Aggregate Bond Fund.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of August 31, 2004, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at August 31, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	49

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)
iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)
iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones Select Dividend (DVY)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones U.S. Total Market (IYY)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares Nasdaq Biotechnology (IBB)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)

iShares International Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI EAFE (EFA)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Pacific ex-Japan (EPP)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P Europe 350 (IEV)
iShares S&P Global 100 (IOO)
iShares S&P Latin America 40 (ILF)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)
iShares GS $ InvesTopTM Corporate (LQD)

iShares NYSE Index Funds
iShares NYSE 100 (NY)
iShares NYSE Composite (NYC)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTopTM” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2004 Semi-Annual Report.

1353-iS-0904

50	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

“$ InvesTop™”, “$ InvesTop™ Index”, “GS $ InvesTop™” and Goldman Sachs®” are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop™ Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co. The iShares Funds are not sponsored, issued or endorsed, by Goldman, Sachs & Co. or Lehman Brothers, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

Beginning January 31, 2005, the Funds will be filing their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 9.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 10.	Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ LEE T. KRANEFUSS
Lee T. Kranefuss, President
Date: November 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ LEE T. KRANEFUSS
Lee T. Kranefuss, President
Date:	November 5, 2004

By:	/s/ MICHAEL A. LATHAM
Michael A. Latham, Principal Financial Officer
Date:	November 5, 2004